UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

5300 Memorial Drive, Suite 1150 Houston, TX 77007
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
One World Trade Center, 285 Fulton Street, Suite 49M
New York, NY 10007
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 366-0066
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
(formerly SA Wellington Government and Quality Bond)
Class 1
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)*	$61	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.57% for the year ended December 31, 2025, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 7.09% for the Bloomberg U.S. Government/Mortgage Index (the "Performance Index"), and 7.18% for the Bloomberg U.S. Aggregate A or Better Index (prior Performance Index). 2025 was a solid year for fixed income investments with major asset classes delivering high single-digit total returns. Strong GDP prints and easing monetary policy supported risk sentiment.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered | Allocations in the following sectors: mortgage-backed securities. Security selection in the following sectors: securitized credit. In aggregate: none
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: agency mortgage-backed securities; investment grade credit. In aggregate: duration positioning
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: government securities; agency MBS securities. In aggregate: duration (using interest rate swaps)
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: agency mortgage-backed securities; investment grade credit. Security selection in the following sectors: asset-backed securities. In aggregate: yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Goldman Sachs Government and Quality Bond Portfolio (Class 1)	6.57%	(0.78)%	1.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53)%	1.46%
Bloomberg U.S. Aggregate A or Better Index	7.18%	(0.46)%	1.72%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,162M
Total number of portfolio holdings	532
Total net advisory fee paid	$6.3M
Portfolio turnover rate during the reporting period	75%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.2%
Short-Term Investments	41.5%
Collateralized Mortgage Obligations	7.3%
Other Asset Backed Securities	3.8%
Banks	0.5%
Auto Loan Receivables	0.5%
Credit Card Receivables	0.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP. In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H746 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
(formerly SA Wellington Government and Quality Bond)
Class 2
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)*	$76	0.74%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.45% for the year ended December 31, 2025, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 7.09% for the Bloomberg U.S. Government/Mortgage Index (the "Performance Index"), and 7.18% for the Bloomberg U.S. Aggregate A or Better Index (prior Performance Index). 2025 was a solid year for fixed income investments with major asset classes delivering high single-digit total returns. Strong GDP prints and easing monetary policy supported risk sentiment.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered | Allocations in the following sectors: mortgage-backed securities. Security selection in the following sectors: securitized credit. In aggregate: none
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: agency mortgage-backed securities; investment grade credit. In aggregate: duration positioning
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: government securities; agency MBS securities. In aggregate: duration (using interest rate swaps)
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: agency mortgage-backed securities; investment grade credit. Security selection in the following sectors: asset-backed securities. In aggregate: yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Goldman Sachs Government and Quality Bond Portfolio (Class 2)	6.45%	(0.92)%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53)%	1.46%
Bloomberg U.S. Aggregate A or Better Index	7.18%	(0.46)%	1.72%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,162M
Total number of portfolio holdings	532
Total net advisory fee paid	$6.3M
Portfolio turnover rate during the reporting period	75%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.2%
Short-Term Investments	41.5%
Collateralized Mortgage Obligations	7.3%
Other Asset Backed Securities	3.8%
Banks	0.5%
Auto Loan Receivables	0.5%
Credit Card Receivables	0.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP. In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H738 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Goldman Sachs Government and Quality Bond
(formerly SA Wellington Government and Quality Bond)
Class 3
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)*	$87	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.31% for the year ended December 31, 2025, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index), 7.09% for the Bloomberg U.S. Government/Mortgage Index (the "Performance Index"), and 7.18% for the Bloomberg U.S. Aggregate A or Better Index (prior Performance Index). 2025 was a solid year for fixed income investments with major asset classes delivering high single-digit total returns. Strong GDP prints and easing monetary policy supported risk sentiment.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered | Allocations in the following sectors: mortgage-backed securities. Security selection in the following sectors: securitized credit. In aggregate: none
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: agency mortgage-backed securities; investment grade credit. In aggregate: duration positioning
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management L.P. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: none. Security selection in the following sectors: government securities; agency MBS securities. In aggregate: duration (using interest rate swaps)
Wellington Management Company LLP - see Material Fund Changes for the time period covered  | Allocations in the following sectors: agency mortgage-backed securities; investment grade credit. Security selection in the following sectors: asset-backed securities. In aggregate: yield curve positioning
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Goldman Sachs Government and Quality Bond Portfolio (Class 3)	6.31%	(1.02)%	1.21%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53)%	1.46%
Bloomberg U.S. Aggregate A or Better Index	7.18%	(0.46)%	1.72%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,162M
Total number of portfolio holdings	532
Total net advisory fee paid	$6.3M
Portfolio turnover rate during the reporting period	75%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	78.2%
Short-Term Investments	41.5%
Collateralized Mortgage Obligations	7.3%
Other Asset Backed Securities	3.8%
Banks	0.5%
Auto Loan Receivables	0.5%
Credit Card Receivables	0.2%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective July 28, 2025, Goldman Sachs Asset Management L.P. was appointed as subadviser replacing the existing subadviser, Wellington Management Company LLP. In connection with this change, the Portfolio’s name was changed to the SA Goldman Sachs Government and Quality Bond Portfolio, and its investment goal was changed to: “The Portfolio’s investment goal is to seek a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.” Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadviser. As a result of these changes, derivatives risk, futures risk, swaps risk, swaptions risk, reverse repurchase agreements risk, leverage risk, call risk, collateralized loan obligation risk, short position risk, municipal securities risk, floating rate securities risk, roll transactions risk, and when-issued, delayed delivery and forward commitment transactions risk were added as principal risks. In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H720 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 1
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$78	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.53% for the year ended December 31, 2025, compared to 17.15% for the Russell 3000® Index (a broad-based securities market index) and 18.15% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small- and mid-cap equities, according to the Russell® family of indices. Growth stocks outperformed value stocks within large- and small-cap equities, according to the Russell® family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | health care; industrials
Position weightings  | Celestica, Inc.; Alphabet, Inc.; Exact Sciences Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer discretionary; information technology
Security selection in the following sectors  | information technology; consumer discretionary; utilities
Position weightings  | Apple, Inc.; Marvell Technology, Inc.; ARM Holdings PLC ADR
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 1)	14.53%	8.81%	16.03%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,454M
Total number of portfolio holdings	55
Total net advisory fee paid	$16.6M
Portfolio turnover rate during the reporting period	89%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.6%
Semiconductors	22.1%
Software	10.1%
Computers	6.3%
Pharmaceuticals	4.3%
Electronics	3.7%
Auto Manufacturers	3.7%
Media	2.5%
Diversified Financial Services	2.5%
Healthcare-Products	2.4%
Telecommunications	2.1%
Private Equity	1.7%
Retail	1.3%
Beverages	1.3%
Lodging	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H779 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 2
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$94	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 14.38% for the year ended December 31, 2025, compared to 17.15% for the Russell 3000® Index (a broad-based securities market index) and 18.15% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small- and mid-cap equities, according to the Russell® family of indices. Growth stocks outperformed value stocks within large- and small-cap equities, according to the Russell® family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | health care; industrials
Position weightings  | Celestica, Inc.; Alphabet, Inc.; Exact Sciences Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer discretionary; information technology
Security selection in the following sectors  | information technology; consumer discretionary; utilities
Position weightings  | Apple, Inc.; Marvell Technology, Inc.; ARM Holdings PLC ADR
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 2)	14.38%	8.65%	15.86%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,454M
Total number of portfolio holdings	55
Total net advisory fee paid	$16.6M
Portfolio turnover rate during the reporting period	89%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.6%
Semiconductors	22.1%
Software	10.1%
Computers	6.3%
Pharmaceuticals	4.3%
Electronics	3.7%
Auto Manufacturers	3.7%
Media	2.5%
Diversified Financial Services	2.5%
Healthcare-Products	2.4%
Telecommunications	2.1%
Private Equity	1.7%
Retail	1.3%
Beverages	1.3%
Lodging	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H761 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Capital Appreciation
Class 3
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$105	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.26% for the year ended December 31, 2025, compared to 17.15% for the Russell 3000® Index (a broad-based securities market index) and 18.15% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small- and mid-cap equities, according to the Russell® family of indices. Growth stocks outperformed value stocks within large- and small-cap equities, according to the Russell® family of indices.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | health care; industrials
Position weightings  | Celestica, Inc.; Alphabet, Inc.; Exact Sciences Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | health care; consumer discretionary; information technology
Security selection in the following sectors  | information technology; consumer discretionary; utilities
Position weightings  | Apple, Inc.; Marvell Technology, Inc.; ARM Holdings PLC ADR
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 3)	14.26%	8.54%	15.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,454M
Total number of portfolio holdings	55
Total net advisory fee paid	$16.6M
Portfolio turnover rate during the reporting period	89%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	27.6%
Semiconductors	22.1%
Software	10.1%
Computers	6.3%
Pharmaceuticals	4.3%
Electronics	3.7%
Auto Manufacturers	3.7%
Media	2.5%
Diversified Financial Services	2.5%
Healthcare-Products	2.4%
Telecommunications	2.1%
Private Equity	1.7%
Retail	1.3%
Beverages	1.3%
Lodging	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H753 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Strategic Multi-Asset
Class 1
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$87	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 14.33% for the year ended December 31, 2025, compared to 22.34% for the MSCI ACWI Index (net) (a broad-based securities market index) and 15.62% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: health care; consumer staples; information technology. Security selection in the following sectors: communication services; health care. Position weightings: SK Hynix, Inc.; Societe Generale SA, Teva Pharmaceutical Industries, Ltd. Exposure to the following countries: France; Israel; Netherlands
For the fixed income segment of the fund  | Allocations in the following strategies: currency; duration; yield curve; credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: cash; consumer discretionary; financials. Security selection in the following sectors: financials, consumer discretionary, utilities. Position weightings: UnitedHealth Group, Inc.; ServiceNow, Inc.; adidas AG. Exposure to the following countries: United States; Italy; United Kingdom
For the fixed income segment of the fund  | Allocations in the following strategies: country
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Strategic Multi-Asset Portfolio (Class 1)	14.33%	5.86%	7.44%
MSCI ACWI Index (net)	22.34%	11.19%	11.72%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	15.62%	7.02%	8.39%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	511
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	69%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.4%
Foreign Government Obligations	14.1%
Internet	11.0%
Semiconductors	8.9%
Banks	4.9%
Pharmaceuticals	4.4%
Software	3.1%
Insurance	2.9%
Short-Term Investments	2.4%
Unaffiliated Investment Companies	2.2%
Distribution/Wholesale	2.1%
Aerospace/Defense	2.0%
Diversified Financial Services	2.0%
Computers	1.9%
Healthcare-Products	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H712 (02/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Wellington Strategic Multi-Asset
Class 3
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the variable annuity contracts and/or variable life policies in which you are invested (collectively, the "Variable Contracts") at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$113	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.09% for the year ended December 31, 2025, compared to 22.34% for the MSCI ACWI Index (net) (a broad-based securities market index) and 15.62% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities underperformed international developed and emerging markets equities. The bond market witnessed positive returns over the last 12 months.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: health care; consumer staples; information technology. Security selection in the following sectors: communication services; health care. Position weightings: SK Hynix, Inc.; Societe Generale SA, Teva Pharmaceutical Industries, Ltd. Exposure to the following countries: France; Israel; Netherlands
For the fixed income segment of the fund  | Allocations in the following strategies: currency; duration; yield curve; credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: cash; consumer discretionary; financials. Security selection in the following sectors: financials, consumer discretionary, utilities. Position weightings: UnitedHealth Group, Inc.; ServiceNow, Inc.; adidas AG. Exposure to the following countries: United States; Italy; United Kingdom
For the fixed income segment of the fund  | Allocations in the following strategies: country
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Wellington Strategic Multi-Asset Portfolio (Class 3)	14.09%	5.60%	7.45%
MSCI ACWI Index (net)	22.34%	11.19%	11.90%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	15.62%	7.02%	8.30%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$175M
Total number of portfolio holdings	511
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	69%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.4%
Foreign Government Obligations	14.1%
Internet	11.0%
Semiconductors	8.9%
Banks	4.9%
Pharmaceuticals	4.4%
Software	3.1%
Insurance	2.9%
Short-Term Investments	2.4%
Unaffiliated Investment Companies	2.2%
Distribution/Wholesale	2.1%
Aerospace/Defense	2.0%
Diversified Financial Services	2.0%
Computers	1.9%
Healthcare-Products	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  In addition, effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc., the indirect owner of the issuers of the Variable Contracts in which you are invested at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H696 (02/26)
SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

SunAmerica Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended December 31, 2025, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” for purposes of Item3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(a) Audit Fees	$156,363	$156,362
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$43,621	$43,621
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2025	2024
(b) Audit-Related Fees	$0	$103,488
(c) Tax Fees	$0	$0
(d) All Other Fees	$488,000	$786,000

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2025 and 2024 were $531,621 and $933,109 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Annual Financial Statements and Other Information
December 31, 2025

SunAmerica Series Trust
Annual Financial Statements and Other Information December 31, 2025

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — December 31, 2025

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 0.5%
Banks — 0.5%
Commonwealth Bank of Australia
5.07%, 09/14/2028* (cost $9,863,274)	$ 5,890,000	$ 6,086,773
ASSET BACKED SECURITIES — 4.5%
Auto Loan Receivables — 0.5%
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,484,690	5,543,904
Credit Card Receivables — 0.2%
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	1,900,000	1,899,901
Other Asset Backed Securities — 3.8%
720 East CLO VIII, Ltd. FRS
Series 2025-8A, Class A1 5.39%, (TSFR3M+1.31%), 07/20/2038*	6,080,000	6,095,011
AGL CLO, Ltd. FRS
Series 2025-44A, Class A 5.10%, (TSFR3M+1.15%), 10/22/2037*	5,400,000	5,395,016
Arini US CLO III, Ltd. FRS
Series 3A, Class A 5.19%, (TSFR3M+1.27%), 01/15/2039*	3,630,000	3,631,739
CARLYLE US CLO, Ltd. FRS
Series 2021-8A, Class A1R 5.25%, (TSFR3M+1.27%), 10/15/2038*	5,825,000	5,835,368
Diameter Capital CLO 10, Ltd. FRS
Series 2025-10A, Class A 5.19%, (TSFR3M+1.31%), 04/20/2038*	3,760,000	3,767,136
Diameter Capital Clo 2, Ltd. FRS
Series 2021-2A, Class A1R 5.29%, (TSFR3M+1.39%), 10/15/2037*	4,860,000	4,876,242
Madison Park Funding XL-R, Ltd. FRS
Series 2025-40RA, Class A 5.25%, (TSFR3M+1.29%), 10/16/2038*	4,725,000	4,737,276
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,078,982
Symphony CLO 36, Ltd. FRS
Series 2025-52A, Class AR 1.00%, (TSFR3M+1.15%), 01/20/2036*	4,300,000	4,300,000
		44,716,770
Total Asset Backed Securities (cost $51,552,161)		52,160,575
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Commercial and Residential — 4.6%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	35,080	34,754
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	1,000,000	1,043,689
Series 2024-5YR11, Class A3 5.89%, 11/15/2057	1,133,564	1,191,560
BMARK VRS
Series 2023-V4, Class A3 6.84%, 11/15/2056(1)	5,525,000	5,849,630
BRAVO Residential Funding Trust
Series 2025-NQM7, Class A1A 5.46%, 07/25/2065*(2)	3,993,434	4,029,822
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BSTN Commercial Mtg. Trust VRS
Series 2025-1C, Class A 5.37%, 06/15/2044*(1)	$ 3,500,000	$ 3,594,024
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.13%, (TSFR1M+1.38%), 08/15/2042*	2,874,854	2,878,436
BX Trust FRS
Series 2025-ROIC, Class A 4.89%, (TSFR1M+1.14%), 03/15/2030*	3,984,460	3,979,482
COLT Mtg. Loan Trust
Series 2025-7, Class A1 5.47%, 06/25/2070*(2)	3,901,838	3,940,390
COMM Mtg. Trust
Series 2024-277P, Class A 6.34%, 08/10/2044*	4,000,000	4,213,773
Durst Commercial Mtg. Trust VRS
Series 2025-151, Class A 5.15%, 08/10/2042*(1)	3,650,000	3,723,157
Series 2025-151, Class B 5.58%, 08/10/2042*(1)	1,850,000	1,888,098
Flagstar Mtg. Trust VRS
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	597,014	558,091
Houston Galleria Mall Trust VRS
Series 2025-HGLR, Class A 5.46%, 02/05/2045*(1)	1,155,000	1,196,797
IRV Trust VRS
Series 2025-200P, Class A 5.29%, 03/14/2047*(1)	4,000,000	4,104,186
KRE Commercial Mtg. Trust FRS
Series 2025-AIP4, Class A 5.05%, (TSFR1M+1.30%), 03/15/2042*	5,175,000	5,168,537
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	267,981	259,332
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	2,700,000	2,789,863
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	272,893	268,228
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	48,943	48,647
Verus Securitization Trust VRS
Series 2025-1, Class A1 5.62%, 01/25/2070*(1)	3,164,789	3,194,079
		53,954,575
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,247,649
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K157, Class A2 3.99%, 05/25/2033(1)	1,950,000	1,942,360
Series K758, Class A2 4.68%, 10/25/2031(1)	1,775,000	1,816,842
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	176,952	173,432

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4142, Class PT 1.25%, 12/15/2027	$ 152,469	$ 149,279
Series 5170, Class DP 2.00%, 07/25/2050	3,378,997	3,005,421
Series 4654, Class KA 3.00%, 06/15/2045	1,488,528	1,446,285
Series 3967, Class ZP 4.00%, 09/15/2041	1,416,363	1,380,904
Series 4809, Class CZ 4.00%, 07/15/2048	1,292,073	1,242,354
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,162,760	5,057,215
Series 2019-3, Class MA 3.50%, 10/25/2058	637,562	624,849
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	134,027	130,998
Series 2012-103, Class HB 1.50%, 09/25/2027	370,005	363,852
Series 2020-27, Class HC 1.50%, 10/25/2049	2,899,556	2,313,733
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,431,080	1,325,549
Series 2019-6, Class GJ 3.00%, 02/25/2049	196,651	192,568
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,089,213	3,681,803
Series 2005-74, Class HA 7.50%, 09/16/2035	75	75
Series 2005-74, Class HB 7.50%, 09/16/2035	5,396	5,383
Series 2005-74, Class HC 7.50%, 09/16/2035	12,987	12,956
		31,113,507
Total Collateralized Mortgage Obligations (cost $86,423,231)		85,068,082
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 78.2%
U.S. Government — 17.4%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	384,594
1.88%, 02/15/2041	45,000	31,437
2.25%, 02/15/2052	1,427,100	865,848
2.38%, 05/15/2051	4,133,500	2,604,912
2.50%, 02/15/2045 to 05/15/2046	7,271,000	5,135,977
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,913,194
2.88%, 08/15/2045 to 05/15/2052	18,563,100	13,299,739
3.38%, 08/15/2042	9,620,400	8,129,238
3.63%, 02/15/2053 to 05/15/2053	9,303,400	7,529,099
3.88%, 02/15/2043 to 05/15/2043	17,407,600	15,638,246
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,694,569
4.13%, 08/15/2044 to 08/15/2053	6,132,200	5,447,366
4.25%, 02/15/2054 to 08/15/2054	7,438,300	6,725,027
4.38%, 08/15/2043	9,089,100	8,681,866
4.50%, 02/15/2044 to 11/15/2054	7,754,200	7,377,094
4.63%, 05/15/2044 to 02/15/2055	17,999,200	17,444,522
4.75%, 11/15/2043 to 05/15/2055	36,123,200	35,801,940
5.00%, 05/15/2045	8,537,000	8,763,764
United States Treasury Bonds TIPS
1.50%, 02/15/2053	23,450,159	18,277,456
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
3.63%, 09/30/2031	$ 2,021,200	$ 2,000,988
4.00%, 04/30/2032 to 06/30/2032	3,852,800	3,876,374
4.13%, 03/31/2032	1,345,900	1,364,354
4.25%, 11/15/2034 to 05/15/2035	17,263,800	17,416,968
4.50%, 12/31/2031	1,124,300	1,163,475
		202,568,047
U.S. Government Agency — 60.8%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	29,014,690	23,872,670
2.50%, 10/01/2031 to 10/01/2051	20,871,744	18,287,657
3.00%, 11/01/2046 to 12/01/2046	13,120,959	11,954,314
4.00%, 09/01/2026 to 05/01/2049	1,383,322	1,353,066
4.50%, 01/01/2038 to 08/01/2052	6,235,214	6,140,359
5.00%, 08/01/2052 to 01/01/2053	12,076,528	12,110,964
5.50%, 02/01/2053 to 09/01/2053	13,212,052	13,438,929
6.00%, 12/01/2039 to 06/01/2054	15,439,062	15,861,854
6.50%, 11/01/2053	6,130,933	6,384,988
7.50%, 05/01/2027	40	40
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,226,352	3,563,935
2.00%, 04/01/2041 to 09/01/2051	26,768,953	22,112,462
2.50%, 03/01/2030 to 07/01/2053	29,367,360	25,412,223
3.00%, 05/01/2027 to 11/01/2053	21,757,854	19,591,345
3.12%, 05/01/2033	2,301,983	2,151,690
3.50%, 08/01/2043 to 07/01/2051	9,924,433	9,302,409
4.00%, 09/01/2026 to 10/01/2052	3,775,762	3,657,368
4.50%, 05/01/2039 to 11/01/2052	4,129,382	4,087,731
5.00%, 08/01/2052 to 10/01/2052	1,693,390	1,699,285
5.50%, 03/01/2038 to 11/01/2055	22,554,043	23,034,724
6.00%, 09/01/2053	9,706,848	9,991,974
6.50%, 02/01/2038 to 10/01/2039	37,387	39,853
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	13,342,737	11,053,782
2.00%, January 30 TBA	16,000,000	13,247,436
2.50%, 08/20/2051 to 12/20/2052	15,971,311	13,787,156
2.50%, January 30 TBA	13,000,000	11,211,484
3.00%, 07/20/2051 to 03/20/2052	19,592,047	17,626,941
3.50%, 01/20/2052 to 03/20/2052	13,525,841	12,452,360
3.50%, January 30 TBA	4,000,000	3,639,529
4.00%, 02/15/2041 to 05/20/2052	2,694,043	2,576,757
4.00%, January 30 TBA	16,000,000	15,111,875
4.50%, 05/15/2040 to 08/20/2052	7,837,316	7,700,693
4.50%, January 30 TBA	6,000,000	5,843,437
5.00%, 07/15/2033 to 04/15/2041	576,747	586,783
5.00%, January 30 TBA	19,000,000	18,955,092
5.50%, 10/15/2032 to 04/15/2036	337,135	341,799
5.50%, January 30 TBA	26,000,000	26,252,106
6.00%, 06/15/2028 to 06/15/2041	1,676,488	1,750,047
6.00%, January 30 TBA	12,000,000	12,228,281
6.50%, 02/15/2027 to 05/15/2032	159,998	163,905
6.50%, January 30 TBA	2,000,000	2,067,344
7.00%, 11/15/2031 to 11/15/2033	23,757	24,566
8.00%, 10/15/2029 to 03/15/2031	28,614	29,262
Uniform Mtg. Backed Securities
1.50%, January 15 TBA	10,000,000	9,046,094
2.00%, January 15 TBA	18,000,000	16,661,250
2.00%, January 30 TBA	7,000,000	5,656,847
2.50%, January 30 TBA	33,000,000	27,892,735
4.50%, January 30 TBA	15,000,000	14,642,133
5.00%, January 15 TBA	1,000,000	1,012,728
5.00%, January 30 TBA	19,000,000	18,946,562

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, January 15 TBA	$ 1,000,000	$ 1,025,168
5.50%, January 30 TBA	131,000,000	132,831,719
6.00%, January 30 TBA	27,000,000	27,721,642
7.00%, January 30 TBA	38,000,000	39,984,411
		706,121,764
Total U.S. Government & Agency Obligations (cost $930,103,609)		908,689,811
Total Long-Term Investment Securities (cost $1,077,942,275)		1,052,005,241
SHORT-TERM INVESTMENTS — 41.5%
U.S. Government Agency — 27.0%
Federal Home Loan Bank Disc. Notes
3.79%, 02/25/2026	127,000,000	126,303,617
3.80%, 03/18/2026	89,000,000	88,329,929
3.80%, 03/20/2026	100,000,000	99,227,556
		313,861,102
U.S. Government — 14.5%
United States Treasury Bills
3.55%, 07/09/2026	25,000,000	24,556,141
3.56%, 02/12/2026	69,500,000	69,215,892
3.72%, 05/21/2026	25,000,000	24,661,841
3.76%, 03/19/2026	25,000,000	24,813,872
3.83%, 01/20/2026	25,000,000	24,955,821
		168,203,567
Total Short-Term Investments (cost $479,388,858)		482,064,669
TOTAL INVESTMENTS (cost $1,557,331,133)(3)	132.0%	1,534,069,910
Other assets less liabilities	(32.0)	(371,793,140)
NET ASSETS	100.0%	$1,162,276,770
Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (7.8)%
U.S. Government Agencies — (7.8)%
Uniform Mtg. Backed Securities — (7.8%)
3.00%, January 30 TBA	$(44,000,000)	$ (38,910,782)
3.50%, January 30 TBA	(19,000,000)	(17,563,867)
6.50%, January 30 TBA	(33,000,000)	(34,294,939)
Total Forward Sales Contracts (proceeds $(90,758,086))		$(90,769,588)
^	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Government and Quality Bond Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $102,217,143 representing 8.8% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
964	Long	U.S. Treasury 2 Year Notes	March 2026	$201,205,017	$201,272,656	$ 67,639
1,145	Short	U.S. Treasury Ultra 10 Year Notes	March 2026	132,494,280	131,692,891	801,389
451	Short	U.S. Treasury Ultra Bonds	March 2026	53,919,261	53,218,000	701,261
						$1,570,289
						Unrealized (Depreciation)
1,212	Long	U.S. Treasury 10 Year Notes	March 2026	$137,157,701	$136,274,250	$ (883,451)
2,613	Long	U.S. Treasury 5 Year Notes	March 2026	286,480,273	285,601,912	(878,361)
212	Long	U.S. Treasury Long Bonds	March 2026	24,576,917	24,505,875	(71,042)
						$(1,832,854)
		Net Unrealized Appreciation (Depreciation)				$(262,565)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio^
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$6,086,773	$—	$6,086,773
Asset Backed Securities	—	52,160,575	—	52,160,575
Collateralized Mortgage Obligations	—	85,068,082	—	85,068,082
U.S. Government & Agency Obligations	—	908,689,811	—	908,689,811
Short-Term Investments	—	482,064,669	—	482,064,669
Total Investments at Value	$—	$1,534,069,910	$—	$1,534,069,910
Other Financial Instruments:†
Futures Contracts	$1,570,289	$—	$—	$1,570,289
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$90,769,588	$—	$90,769,588
Other Financial Instruments:†
Futures Contracts	$1,832,854	$—	$—	$1,832,854
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.9%
RTX Corp.	115,558	$ 21,193,337
Apparel — 0.7%
On Holding AG, Class A†	394,178	18,321,393
Auto Manufacturers — 3.7%
Tesla, Inc.†	201,799	90,753,046
Beverages — 1.3%
Monster Beverage Corp.†	411,839	31,575,696
Biotechnology — 0.2%
Structure Therapeutics, Inc.†	72,676	5,054,616
Commercial Services — 0.6%
Quanta Services, Inc.	37,685	15,905,331
Computers — 6.3%
Apple, Inc.	450,883	122,577,052
Crowdstrike Holdings, Inc., Class A†	67,968	31,860,680
		154,437,732
Diversified Financial Services — 2.5%
Evercore, Inc., Class A	82,153	27,952,558
Tradeweb Markets, Inc., Class A	309,175	33,248,680
		61,201,238
Electronics — 3.7%
Celestica, Inc.†	118,879	35,141,821
Flex, Ltd.†	560,516	33,866,377
Trimble, Inc.†	290,595	22,768,118
		91,776,316
Entertainment — 0.8%
DraftKings, Inc., Class A†	38,063	1,311,651
Live Nation Entertainment, Inc.†	127,574	18,179,295
		19,490,946
Healthcare-Products — 2.4%
Natera, Inc.†	259,043	59,344,161
Internet — 27.6%
Alphabet, Inc., Class A	659,003	206,267,939
Amazon.com, Inc.†	710,490	163,995,302
AppLovin Corp., Class A†	35,946	24,221,134
DoorDash, Inc., Class A†	149,655	33,893,864
Meta Platforms, Inc., Class A	124,767	82,357,449
Netflix, Inc.†	848,233	79,530,326
Reddit, Inc., Class A†	72,901	16,757,753
Shopify, Inc., Class A†	74,077	11,924,175
Spotify Technology SA†	70,506	40,943,539
Zillow Group, Inc., Class C†	275,293	18,780,488
		678,671,969
Lodging — 1.3%
Marriott International, Inc., Class A	100,476	31,171,674
Machinery-Construction & Mining — 1.1%
GE Vernova, Inc.	21,482	14,039,991
Vertiv Holdings Co., Class A	85,499	13,851,693
		27,891,684
Media — 2.5%
Liberty Media Corp.-Liberty Formula One, Class C†	431,164	42,473,966
Warner Bros. Discovery, Inc.†	679,432	19,581,230
		62,055,196
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.6%
Axon Enterprise, Inc.†	26,997	$ 15,332,406
Pharmaceuticals — 4.3%
AbbVie, Inc.	47,022	10,744,057
Eli Lilly & Co.	87,144	93,651,914
		104,395,971
Pipelines — 0.9%
Targa Resources Corp.	116,281	21,453,845
Private Equity — 1.7%
KKR & Co., Inc.	328,666	41,898,342
Retail — 1.3%
Dick's Sporting Goods, Inc.	80,911	16,017,951
Home Depot, Inc.	46,105	15,864,730
		31,882,681
Semiconductors — 22.1%
ARM Holdings PLC ADR†	338,998	37,055,872
Broadcom, Inc.	483,272	167,260,439
NVIDIA Corp.	1,806,572	336,925,678
		541,241,989
Software — 10.1%
Cloudflare, Inc., Class A†	85,364	16,829,513
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	208,816	100,987,594
Oracle Corp.	227,459	44,334,034
Palantir Technologies, Inc., Class A†	354,975	63,096,806
Veeva Systems, Inc., Class A†	98,443	21,975,431
		247,223,467
Telecommunications — 2.1%
Arista Networks, Inc.†	179,048	23,460,659
Corning, Inc.	322,755	28,260,428
		51,721,087
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	146,908	23,616,930
Total Long-Term Investment Securities (cost $1,677,799,933)		2,447,611,053
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$ 855,000	855,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	770,000	770,000
BNP Paribas SA Joint Repurchase Agreement(3)	770,000	770,000
Deutsche Bank AG Joint Repurchase Agreement(3)	845,000	845,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$ 845,000	$ 845,000
Total Repurchase Agreements (cost $4,085,000)		4,085,000
TOTAL INVESTMENTS (cost $1,681,884,933)(4)	99.9%	2,451,696,053
Other assets less liabilities	0.1	2,483,161
NET ASSETS	100.0%	$2,454,179,214
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/15	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$247,223,378	$—	$89	$247,223,467
Other Industries	2,200,387,586	—	—	2,200,387,586
Repurchase Agreements	—	4,085,000	—	4,085,000
Total Investments at Value	$2,447,610,964	$4,085,000	$89	$2,451,696,053
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.7%
Aerospace/Defense — 2.0%
BAE Systems PLC	38,489	$ 884,825
Boeing Co.†	7,726	1,677,469
Rheinmetall AG	482	883,844
		3,446,138
Agriculture — 1.0%
British American Tobacco PLC	31,340	1,776,278
Apparel — 0.9%
adidas AG	5,492	1,081,093
VF Corp.	30,835	557,497
		1,638,590
Auto Manufacturers — 1.1%
Ferrari NV	2,524	939,772
Tesla, Inc.†	2,183	981,739
		1,921,511
Banks — 4.6%
Citizens Financial Group, Inc.	20,544	1,199,975
HDFC Bank, Ltd. ADR	33,160	1,211,666
Societe Generale SA	22,593	1,820,270
Sumitomo Mitsui Trust Group, Inc.	40,200	1,221,521
Wells Fargo & Co.	28,356	2,642,779
		8,096,211
Biotechnology — 0.3%
Structure Therapeutics, Inc.†	7,901	549,515
Building Materials — 1.3%
Cemex SAB de CV ADR (Participation Certificate)	90,784	1,043,108
Cie de Saint-Gobain SA	12,365	1,255,209
		2,298,317
Computers — 1.9%
Apple, Inc.	12,513	3,401,784
Cosmetics/Personal Care — 0.9%
Unilever PLC	23,461	1,533,912
Distribution/Wholesale — 2.1%
ITOCHU Corp.	100,000	1,262,264
RB Global, Inc.	12,748	1,312,462
WESCO International, Inc.	4,217	1,031,647
		3,606,373
Diversified Financial Services — 1.9%
Mastercard, Inc., Class A	3,581	2,044,321
Nasdaq, Inc.	13,599	1,320,871
		3,365,192
Electric — 0.7%
E.ON SE	66,195	1,254,852
Entertainment — 0.6%
Live Nation Entertainment, Inc.†	7,827	1,115,347
Environmental Control — 1.2%
Clean Harbors, Inc.†	5,787	1,356,936
GFL Environmental, Inc.	16,280	699,226
		2,056,162
Food — 0.7%
US Foods Holding Corp.†	15,746	1,185,989
Security Description	Shares or Principal Amount	Value

Gas — 0.7%
Atmos Energy Corp.	7,561	$ 1,267,450
Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc.	13,119	974,479
Healthcare-Products — 1.7%
IDEXX Laboratories, Inc.†	1,707	1,154,837
Thermo Fisher Scientific, Inc.	3,074	1,781,229
		2,936,066
Healthcare-Services — 0.5%
Elevance Health, Inc.	2,558	896,707
Home Furnishings — 0.7%
Sony Group Corp.	47,900	1,224,332
Insurance — 2.8%
AIA Group, Ltd.	137,600	1,413,358
Allianz SE	3,424	1,570,480
Berkshire Hathaway, Inc., Class B†	3,682	1,850,757
		4,834,595
Internet — 11.0%
Alphabet, Inc., Class C	18,347	5,757,289
Amazon.com, Inc.†	21,666	5,000,946
DoorDash, Inc., Class A†	4,836	1,095,257
Full Truck Alliance Co., Ltd. ADR	70,028	751,400
MercadoLibre, Inc.†	587	1,182,371
Meta Platforms, Inc., Class A	2,317	1,529,429
Rakuten Group, Inc.†	188,900	1,212,000
Shopify, Inc., Class A†	7,370	1,186,674
Tencent Holdings, Ltd.	20,644	1,581,893
		19,297,259
Lodging — 0.8%
Accor SA	23,608	1,337,653
Machinery-Construction & Mining — 0.6%
Siemens Energy AG†	6,838	966,399
Machinery-Diversified — 1.2%
Ingersoll Rand, Inc.	15,714	1,244,863
Keyence Corp.	2,522	913,733
		2,158,596
Media — 0.7%
Walt Disney Co.	10,000	1,137,700
Mining — 0.7%
Anglo American PLC	29,923	1,233,109
Miscellaneous Manufacturing — 0.8%
Siemens AG	4,984	1,399,687
Oil & Gas Services — 0.6%
Saipem SpA	347,025	989,416
Pharmaceuticals — 4.3%
AstraZeneca PLC	8,365	1,540,766
CVS Health Corp.	11,285	895,578
Eli Lilly & Co.	1,856	1,994,606
Merck & Co., Inc.	15,444	1,625,635
Teva Pharmaceutical Industries, Ltd. ADR†	44,770	1,397,272
		7,453,857
Pipelines — 0.8%
Targa Resources Corp.	7,765	1,432,642
Real Estate — 0.6%
Mitsui Fudosan Co., Ltd.	99,500	1,132,051

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 0.6%
American Tower Corp.	6,121	$ 1,074,664
Retail — 0.5%
Fast Retailing Co., Ltd.	2,561	928,752
Semiconductors — 8.9%
ASML Holding NV	1,549	1,655,751
Broadcom, Inc.	5,288	1,830,177
NVIDIA Corp.	37,038	6,907,587
SK Hynix, Inc.	4,467	2,022,771
Taiwan Semiconductor Manufacturing Co., Ltd.	64,198	3,136,289
		15,552,575
Software — 3.1%
Microsoft Corp.	11,030	5,334,329
Telecommunications — 1.3%
KT Corp. ADR	60,693	1,151,346
Orange SA	72,213	1,204,886
		2,356,232
Total Common Stocks (cost $81,557,090)		113,164,721
CORPORATE BONDS & NOTES — 1.5%
Banks — 0.3%
Bank of America Corp.
4.62%, 05/09/2029	$ 115,000	116,526
Bank of New York Mellon Corp.
4.44%, 06/09/2028	175,000	176,321
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	125,394
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	25,175
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	96,221
State Street Corp.
5.27%, 08/03/2026	55,000	55,350
		594,987
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	51,170
Diversified Financial Services — 0.1%
American Express Co.
4.73%, 04/25/2029	75,000	76,151
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026	25,000	25,063
Pacific Gas & Electric Co.
6.15%, 03/01/2055	46,000	45,506
Southern California Edison Co.
5.90%, 03/01/2055	61,000	58,891
6.20%, 09/15/2055	9,000	9,042
Southern Co.
5.50%, 03/15/2029	80,000	83,028
		221,530
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026	80,000	80,679
Security Description		Shares or Principal Amount	Value

Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		$ 15,000	$ 14,985
5.25%, 02/15/2028		40,000	41,093
			56,078
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*		125,000	128,273
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	50,196
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	115,661
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	116,662
Shell Finance US, Inc.
4.13%, 11/06/2030		85,000	84,989
			201,651
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	150,007
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,459
Enbridge, Inc.
5.25%, 04/05/2027		85,000	86,173
Energy Transfer LP
5.20%, 04/01/2030		25,000	25,751
ONEOK, Inc.
4.25%, 09/24/2027		200,000	200,658
			363,041
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,038
Telecommunications — 0.3%
AT&T, Inc.
1.65%, 02/01/2028		80,000	76,258
Cisco Systems, Inc.
4.80%, 02/26/2027		80,000	80,897
NTT Finance Corp.
4.57%, 07/16/2027*		200,000	201,688
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	100,810
			459,653
Total Corporate Bonds & Notes (cost $2,593,633)			2,609,115
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.4%
U.S. Government — 14.4%
United States Treasury Bonds
1.38%, 11/15/2040		573,000	371,913
1.75%, 08/15/2041		1,733,000	1,169,301
2.00%, 11/15/2041 to 08/15/2051		3,940,000	2,270,668
3.00%, 02/15/2048		575,500	428,253
3.13%, 11/15/2041		251,000	207,575
3.50%, 02/15/2039		260,000	236,905
3.75%, 08/15/2041		403,000	363,204

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
5.00%, 05/15/2037		$ 399,000	$ 427,023
United States Treasury Bonds TIPS
2.38%, 02/15/2055(1)		71,193	67,533
United States Treasury Notes
1.25%, 08/15/2031		853,000	743,143
1.63%, 10/31/2026(2)		346,000	340,512
2.38%, 05/15/2029		807,000	775,918
3.50%, 01/31/2030(2)		2,486,000	2,471,725
3.75%, 05/15/2028		749,000	753,067
3.88%, 05/31/2027 to 06/30/2030		6,805,000	6,848,311
4.13%, 02/28/2027 to 11/15/2032		2,193,000	2,212,040
4.25%, 11/15/2034 to 05/15/2035		2,336,000	2,359,934
4.50%, 05/31/2029		1,883,000	1,937,136
4.63%, 02/15/2035		1,109,000	1,151,151
Total U.S. Government & Agency Obligations (cost $25,764,475)			25,135,312
FOREIGN GOVERNMENT OBLIGATIONS — 14.1%
Sovereign — 14.1%
Commonwealth of Australia
1.00%, 12/21/2030	AUD	359,000	204,569
1.75%, 06/21/2051	AUD	694,000	236,804
1.75%, 06/21/2051	AUD	94,000	32,074
2.75%, 06/21/2035	AUD	34,000	19,282
4.75%, 06/21/2054	AUD	636,000	394,881
Czech Republic
1.50%, 04/24/2040	CZK	2,670,000	85,267
1.75%, 06/23/2032	CZK	710,000	29,685
1.75%, 06/23/2032	CZK	730,000	30,521
3.50%, 05/30/2035	CZK	1,240,000	55,644
3.50%, 05/30/2035	CZK	690,000	30,963
Federal Republic of Germany
Zero Coupon, 08/15/2052	EUR	486,000	229,297
1.00%, 05/15/2038	EUR	440,000	406,986
2.20%, 02/15/2034	EUR	100,000	112,852
2.60%, 05/15/2041	EUR	514,000	557,683
Government of Canada
1.75%, 12/01/2053	CAD	311,000	145,429
2.75%, 03/01/2030	CAD	902,000	653,175
3.25%, 06/01/2035	CAD	255,000	183,751
Government of France
0.50%, 05/25/2072*	EUR	92,000	26,777
2.50%, 09/24/2027*	EUR	559,000	659,860
2.70%, 02/25/2031*	EUR	771,000	899,664
2.75%, 02/25/2029*	EUR	628,000	743,518
3.25%, 05/25/2055*	EUR	362,000	342,513
3.50%, 11/25/2035*	EUR	309,000	361,357
3.60%, 05/25/2042*	EUR	526,000	584,038
Government of Japan
0.40%, 12/20/2049	JPY	99,350,000	337,780
0.40%, 03/20/2056	JPY	37,200,000	106,461
0.50%, 12/20/2032	JPY	39,100,000	229,136
0.70%, 03/20/2051	JPY	52,700,000	186,267
0.80%, 09/20/2047	JPY	88,350,000	363,068
1.00%, 03/20/2062	JPY	46,700,000	151,033
1.40%, 03/20/2035	JPY	27,950,000	169,499
2.30%, 03/20/2040	JPY	238,900,000	1,483,379
Government of Malaysia
3.34%, 05/15/2030	MYR	311,000	76,826
3.52%, 04/20/2028	MYR	313,000	77,977
3.83%, 07/05/2034	MYR	132,000	33,309
3.89%, 08/15/2029	MYR	172,000	43,355
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
4.46%, 03/31/2053	MYR	144,000	$ 38,318
Government of New Zealand
1.50%, 05/15/2031	NZD	395,000	201,186
2.75%, 05/15/2051	NZD	178,000	67,794
4.25%, 05/15/2036	NZD	155,000	87,316
4.50%, 05/15/2030	NZD	131,000	77,889
4.50%, 05/15/2035	NZD	328,000	190,164
5.00%, 05/15/2054	NZD	229,000	128,618
Kingdom of Belgium
2.60%, 10/22/2030*	EUR	223,000	260,775
3.10%, 06/22/2035*	EUR	231,000	266,084
3.45%, 06/22/2043*	EUR	123,000	135,129
3.50%, 06/22/2055*	EUR	93,000	94,330
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	98,470
Kingdom of Norway
3.63%, 05/31/2039*	NOK	165,000	15,448
3.75%, 06/12/2035*	NOK	238,000	22,867
Kingdom of Spain
1.45%, 10/31/2071*	EUR	31,000	16,393
1.90%, 10/31/2052*	EUR	191,000	146,530
2.40%, 05/31/2028	EUR	346,000	407,872
2.70%, 01/31/2030	EUR	719,000	849,878
3.20%, 10/31/2035*	EUR	447,000	521,879
3.45%, 07/30/2043*	EUR	165,000	184,654
3.50%, 01/31/2041*	EUR	142,000	162,372
Kingdom of Sweden
2.25%, 05/11/2035	SEK	555,000	57,814
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	283,000	227,011
2.50%, 01/15/2030*	EUR	250,000	294,495
3.50%, 01/15/2056*	EUR	84,000	97,057
People's Republic of China
1.63%, 10/25/2030	CNY	2,740,000	392,034
1.83%, 08/25/2035	CNY	2,440,000	348,114
2.15%, 08/25/2055	CNY	400,000	55,582
Republic of Austria
1.85%, 05/23/2049*	EUR	116,000	96,601
2.10%, 09/20/2117*	EUR	48,000	32,262
2.95%, 02/20/2035*	EUR	111,000	128,919
3.45%, 10/20/2030*	EUR	175,000	213,496
Republic of Colombia
5.63%, 02/19/2036	EUR	100,000	110,003
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	118,098
2.95%, 04/15/2055*	EUR	22,000	21,642
3.00%, 09/15/2035*	EUR	120,000	139,106
Republic of Hungary
4.50%, 03/23/2028	HUF	9,630,000	28,406
7.00%, 10/24/2035	HUF	16,910,000	52,381
7.00%, 10/24/2035	HUF	9,570,000	29,644
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	165,000	166,456
3.15%, 10/18/2055	EUR	44,000	46,063
Republic of Italy
2.65%, 06/15/2028	EUR	368,000	435,289
2.70%, 10/01/2030*	EUR	715,000	837,831
3.25%, 11/15/2032*	EUR	268,000	317,505
3.85%, 10/01/2040*	EUR	793,000	927,181
4.10%, 04/30/2046*	EUR	30,000	35,163
4.65%, 10/01/2055*	EUR	134,000	164,201
Republic of Korea
2.63%, 06/10/2035	KRW	713,790,000	465,010

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Poland
5.00%, 10/25/2034	PLN	114,000	$ 31,611
5.00%, 10/25/2035	PLN	141,000	38,773
6.00%, 10/25/2033	PLN	223,000	66,402
Republic of Portugal
3.00%, 06/15/2035*	EUR	89,000	103,370
3.63%, 06/12/2054*	EUR	28,000	30,763
3.88%, 02/15/2030*	EUR	138,000	171,504
Republic of Singapore
2.75%, 04/01/2042	SGD	77,000	64,152
State of Israel
1.30%, 04/30/2032	ILS	122,000	33,360
United Kingdom Gilt Treasury
1.13%, 10/22/2073	GBP	376,000	162,856
3.25%, 01/31/2033	GBP	57,000	72,171
3.75%, 01/29/2038	GBP	170,000	208,194
4.00%, 10/22/2063	GBP	198,000	214,991
4.38%, 03/07/2028	GBP	464,000	633,368
4.38%, 07/31/2054	GBP	738,400	872,568
4.75%, 10/22/2035	GBP	286,000	391,603
4.75%, 10/22/2043	GBP	346,000	448,207
United Kingdom Gilt Treasury TIPS
1.13%, 09/22/2035(1)	GBP	242,821	312,899
1.13%, 11/22/2037(1)	GBP	50,355	63,142
1.75%, 09/22/2038(1)	GBP	91,184	121,375
United Mexican States
7.50%, 05/26/2033	MXN	2,077,900	107,322
7.75%, 11/23/2034	MXN	1,393,500	71,771
7.75%, 11/13/2042	MXN	437,000	20,743
8.00%, 02/21/2036	MXN	690,400	35,497
8.00%, 07/31/2053	MXN	3,287,100	155,588
8.00%, 07/31/2053	MXN	576,900	27,306
8.00%, 04/29/2055	MXN	968,000	45,630
8.50%, 02/28/2030	MXN	1,252,300	69,719
Total Foreign Government Obligations (cost $25,674,553)			24,670,895
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
iShares China CNY Bond UCITS ETF (cost $3,816,314)		660,000	3,802,869
Total Long-Term Investment Securities (cost $139,406,065)			169,382,912
SHORT-TERM INVESTMENTS — 2.4%
Sovereign — 2.0%
Government of Canada
2.13%, 03/11/2026	CAD	1,261,000	914,897
Government of Japan
0.46%, 02/09/2026	JPY	150,500,000	960,142
0.48%, 01/19/2026	JPY	165,000,000	1,053,047
0.62%, 03/23/2026	JPY	100,000,000	637,484
			3,565,570
U.S. Government — 0.4%
United States Treasury Bills
3.50%, 02/10/2026		$ 615,000	612,643
Total Short-Term Investments (cost $4,234,353)			4,178,213
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$ 315,000	$ 315,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(3)	280,000	280,000
Deutsche Bank AG Joint Repurchase Agreement(3)	305,000	305,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	305,000	305,000
Total Repurchase Agreements (cost $1,485,000)		1,485,000
TOTAL INVESTMENTS (cost $145,125,418)(4)	100.1%	175,046,125
Other assets less liabilities	(0.1)	(224,180)
NET ASSETS	100.0%	$174,821,945
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At December 31, 2025, the aggregate value of these securities was $9,780,813 representing 5.6% of net assets.
(1)	Principal amount of security is adjusted for inflation.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Long	Australian 10 Year Bonds	March 2026	$1,382,344	$1,388,220	$ 5,876
19	Short	Canada 10 Year Bonds	March 2026	1,691,822	1,673,739	18,083
5	Short	Euro Buxl 30 Year Bonds	March 2026	654,752	647,065	7,687
10	Short	Euro-BUND	March 2026	1,502,054	1,499,203	2,851
1	Short	Japan 10 Year Bonds	March 2026	850,501	845,314	5,187
27	Short	U.S. Treasury Ultra 10 Year Notes	March 2026	3,122,484	3,105,421	17,063
14	Short	U.S. Treasury Ultra Bonds	March 2026	1,681,206	1,652,000	29,206
						$85,953
						Unrealized (Depreciation)
20	Long	Euro-BOBL	March 2026	$2,740,096	$2,730,133	$ (9,963)
10	Long	Euro-Schatz	March 2026	1,256,700	1,254,996	(1,704)
9	Long	Mini Japan 10 Year Bonds	March 2026	764,866	759,863	(5,003)
3	Long	Short-Term Euro-BTP	March 2026	378,896	378,402	(494)
37	Long	U.S. Treasury 5 Year Notes	March 2026	4,054,546	4,044,273	(10,273)
2	Long	U.S. Treasury Long Bonds	March 2026	234,530	231,188	(3,342)
13	Short	Australian 3 Year Bonds	March 2026	908,735	910,894	(2,159)
14	Short	Long Gilt	March 2026	1,719,077	1,724,271	(5,194)
						$(38,132)
		Net Unrealized Appreciation (Depreciation)				$47,821
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	835,000	USD	469,547	01/07/2026	$ —	$ (11,224)
	USD	303,766	NZD	540,189	01/07/2026	7,261	—
						7,261	(11,224)
Bank of America, N.A.	BRL	165,000	USD	30,062	01/05/2026	—	(49)
	EUR	150,000	USD	174,530	01/07/2026	—	(1,767)
	KRW	22,370,000	USD	15,274	01/07/2026	—	(246)
	USD	29,935	AUD	45,000	01/07/2026	96	—
	USD	29,987	BRL	165,000	01/05/2026	124	—
	USD	24,498	CLP	22,500,000	01/07/2026	481	—
	USD	77,827	GBP	58,000	01/07/2026	354	—
	USD	324,325	KRW	475,900,000	01/07/2026	5,835	—
	USD	32,177	NZD	55,000	01/07/2026	—	(510)
						6,890	(2,572)
Barclays Bank PLC	AUD	110,000	USD	73,419	01/07/2026	9	—
	CAD	165,000	USD	119,648	01/07/2026	—	(594)
	CHF	55,000	USD	69,037	01/07/2026	—	(407)
	CZK	460,000	USD	22,033	01/07/2026	—	(344)
	EUR	487,000	USD	570,567	01/07/2026	—	(1,810)
	GBP	55,000	USD	72,952	01/07/2026	—	(1,186)
	HUF	14,100,000	USD	42,617	01/07/2026	—	(495)
	HUF	40,364,000	USD	122,835	02/02/2026	—	(360)
	ILS	105,000	USD	33,045	02/02/2026	77	—
	JPY	49,700,000	USD	319,004	01/07/2026	1,686	—
	MXN	664,000	USD	36,242	01/07/2026	—	(625)
	NOK	2,270,000	USD	225,906	01/07/2026	701	—
	NOK	332,000	USD	33,156	02/02/2026	216	—
	NZD	325,000	USD	186,993	01/07/2026	—	(134)
	PLN	756,000	USD	205,805	01/07/2026	—	(4,779)
	SEK	520,000	USD	55,085	01/07/2026	—	(1,403)
	SEK	784,000	USD	85,521	02/02/2026	237	—
	USD	93,002	AUD	140,000	01/07/2026	428	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	46,801	CAD	65,000	01/07/2026	$ 567	$ —
	USD	80,756	CHF	65,000	01/07/2026	1,313	—
	USD	469,879	EUR	401,000	01/07/2026	1,421	—
	USD	18,668	GBP	14,000	01/07/2026	204	—
	USD	153,839	HUF	50,464,000	01/07/2026	460	—
	USD	33,043	ILS	105,000	01/07/2026	—	(72)
	USD	385,088	JPY	59,900,000	01/07/2026	—	(2,647)
	USD	31,133	MXN	568,000	01/07/2026	403	—
	USD	33,157	NOK	332,000	01/07/2026	—	(219)
	USD	152,798	NOK	1,530,000	02/02/2026	—	(998)
	USD	112,902	NZD	195,000	01/07/2026	—	(626)
	USD	85,403	SEK	784,000	01/07/2026	—	(237)
						7,722	(16,936)
BNP Paribas SA	CAD	1,428,190	USD	1,014,981	01/07/2026	—	(25,801)
	CAD	1,424,190	USD	1,041,140	02/02/2026	2,062	—
	CHF	50,000	USD	62,840	01/07/2026	—	(290)
	EUR	78,000	USD	91,734	01/07/2026	59	—
	GBP	218,000	USD	288,225	01/07/2026	—	(5,628)
	HUF	15,372,000	USD	46,273	01/07/2026	—	(728)
	JPY	478,261,000	USD	3,063,776	01/07/2026	10,243	—
	MXN	680,000	USD	36,844	01/07/2026	—	(911)
	MYR	1,199,000	USD	290,024	01/07/2026	—	(5,505)
	NZD	158,000	USD	90,635	01/07/2026	—	(337)
	SEK	420,000	USD	45,765	01/07/2026	140	—
	SGD	191,000	USD	149,076	02/02/2026	205	—
	USD	134,453	AUD	205,000	01/07/2026	2,357	—
	USD	1,147,934	CAD	1,574,190	01/07/2026	—	(756)
	USD	43,698	CHF	35,000	01/07/2026	494	—
	USD	168,867	EUR	145,000	01/07/2026	1,553	—
	USD	197,275	GBP	147,000	01/07/2026	874	—
	USD	233,738	JPY	36,366,000	01/07/2026	—	(1,554)
	USD	68,308	NZD	120,000	01/07/2026	785	—
	USD	148,819	SGD	191,000	01/07/2026	—	(207)
						18,772	(41,717)
Citibank, N.A.	AUD	124,000	USD	80,068	01/07/2026	—	(2,685)
	CAD	105,000	USD	74,563	01/07/2026	—	(1,955)
	CHF	30,000	USD	37,792	01/07/2026	—	(86)
	CZK	440,000	USD	21,075	01/07/2026	—	(330)
	EUR	83,000	USD	97,801	01/07/2026	250	—
	GBP	206,000	USD	274,965	01/07/2026	—	(2,713)
	MXN	660,000	USD	36,647	01/07/2026	2	—
	NZD	84,000	USD	48,553	01/07/2026	188	—
	SEK	280,000	USD	30,483	02/02/2026	25	—
	USD	24,009	CZK	500,000	01/07/2026	314	—
	USD	210,658	EUR	181,000	01/07/2026	2,073	—
	USD	30,434	GBP	23,000	01/07/2026	569	—
	USD	15,298	HUF	5,000,000	01/07/2026	—	(10)
	USD	94,744	MXN	1,730,000	01/07/2026	1,310	—
	USD	37,600	NZD	65,000	01/07/2026	—	(174)
	USD	61,124	SEK	560,000	01/07/2026	—	(291)
	USD	30,984	SGD	40,000	01/07/2026	139	—
						4,870	(8,244)
Credit Agricole SA	EUR	63,000	USD	73,617	01/07/2026	—	(427)
	USD	74,235	EUR	64,000	01/07/2026	985	—
	USD	37,000	GBP	28,000	01/07/2026	743	—
	USD	36,440	JPY	5,700,000	01/07/2026	—	(48)
						1,728	(475)
Deutsche Bank AG	AUD	170,000	USD	112,106	01/07/2026	—	(1,346)
	CHF	45,000	USD	56,499	01/07/2026	—	(318)
	CNH	108,000	USD	15,319	01/07/2026	—	(164)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	340,000	USD	399,073	01/07/2026	$ —	$ (533)
	EUR	11,417,000	USD	13,407,549	02/02/2026	—	(27,516)
	JPY	2,800,000	USD	17,950	01/07/2026	73	—
	MXN	670,000	USD	36,638	01/07/2026	—	(562)
	NOK	830,000	USD	82,225	01/07/2026	—	(119)
	NZD	385,189	USD	220,848	01/07/2026	—	(933)
	NZD	1,268,000	USD	735,883	02/02/2026	5,056	—
	SEK	2,274,000	USD	241,593	01/07/2026	—	(5,432)
	USD	148,707	AUD	225,000	01/07/2026	1,450	—
	USD	35,544	CAD	50,000	01/07/2026	893	—
	USD	156,859	CHF	125,000	01/07/2026	967	—
	USD	43,914	CZK	910,000	01/07/2026	354	—
	USD	13,499,950	EUR	11,510,000	01/07/2026	27,884	—
	USD	306,505	EUR	261,000	02/02/2026	629	—
	USD	128,482	JPY	20,100,000	01/07/2026	—	(150)
	USD	12,033	MXN	220,000	01/07/2026	182	—
	USD	17,019	MYR	70,000	01/07/2026	234	—
	USD	36,573	NOK	370,000	01/07/2026	134	—
	USD	882,551	NZD	1,528,000	01/07/2026	—	(2,769)
	USD	107,474	NZD	185,189	02/02/2026	—	(738)
	USD	107,345	SEK	1,010,000	01/07/2026	2,372	—
						40,228	(40,580)
Goldman Sachs International	AUD	345,000	USD	227,071	01/07/2026	—	(3,169)
	BRL	80,000	USD	14,690	01/05/2026	91	—
	CAD	131,000	USD	93,125	01/07/2026	—	(2,340)
	CHF	130,000	USD	162,594	01/07/2026	—	(1,544)
	CZK	4,048,000	USD	192,762	01/07/2026	—	(4,157)
	CZK	4,812,000	USD	233,621	02/02/2026	—	(562)
	EUR	12,209,000	USD	14,124,442	01/07/2026	—	(224,935)
	GBP	28,000	USD	37,030	01/07/2026	—	(712)
	ILS	105,000	USD	32,158	01/07/2026	—	(813)
	JPY	61,666,000	USD	395,461	01/07/2026	1,744	—
	JPY	487,928,000	USD	3,122,929	02/02/2026	452	—
	KRW	1,198,059,000	USD	817,439	01/07/2026	—	(13,726)
	MXN	4,529,000	USD	248,556	01/07/2026	—	(2,904)
	NOK	332,000	USD	32,403	01/07/2026	—	(535)
	NZD	55,000	USD	31,319	01/07/2026	—	(349)
	PLN	165,000	USD	45,418	01/07/2026	—	(543)
	PLN	500,000	USD	139,163	02/02/2026	—	(87)
	SEK	2,110,000	USD	227,147	01/07/2026	—	(2,063)
	SEK	560,000	USD	60,929	02/02/2026	12	—
	USD	96,490	AUD	145,000	01/07/2026	277	—
	USD	14,539	BRL	80,000	01/05/2026	60	—
	USD	163,265	CHF	130,000	01/07/2026	874	—
	USD	233,524	CZK	4,812,000	01/07/2026	560	—
	USD	357,551	EUR	308,000	01/07/2026	4,445	—
	USD	61,124	EUR	52,000	02/02/2026	67	—
	USD	36,991	GBP	28,000	01/07/2026	751	—
	USD	3,243,264	JPY	507,728,000	01/07/2026	—	(1,594)
	USD	157,872	JPY	24,666,000	02/02/2026	—	(23)
	USD	201,602	KRW	295,520,000	01/07/2026	3,417	—
	USD	196,587	MXN	3,607,000	01/07/2026	3,681	—
	USD	195,935	NOK	1,990,000	01/07/2026	1,491	—
	USD	101,218	NZD	175,000	01/07/2026	—	(458)
	USD	193,061	PLN	695,000	01/07/2026	531	—
	USD	269,063	SEK	2,510,000	01/07/2026	3,599	—
						22,052	(260,514)
HSBC Bank PLC	CZK	644,000	USD	31,146	01/07/2026	—	(182)
	JPY	9,500,000	USD	60,615	01/07/2026	—	(39)
	MXN	11,303,000	USD	610,382	01/07/2026	—	(17,186)
	MYR	1,032,000	USD	255,300	02/04/2026	499	—
	USD	30,249	GBP	23,000	01/07/2026	754	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	278,663	MYR	1,129,000	01/07/2026	$ —	$ (388)
	USD	30,554	PLN	111,000	01/07/2026	365	—
						1,618	(17,795)
JPMorgan Chase Bank, N.A.	CAD	65,000	USD	46,169	01/07/2026	—	(1,199)
	DKK	628,000	USD	97,224	01/07/2026	—	(1,597)
	DKK	628,000	USD	99,131	02/02/2026	157	—
	HUF	11,203,000	USD	33,869	01/07/2026	—	(385)
	JPY	100,000,000	USD	647,768	03/23/2026	5,124	—
	USD	98,980	DKK	628,000	01/07/2026	—	(158)
	USD	46,276	SEK	440,000	01/07/2026	1,522	—
						6,803	(3,339)
Morgan Stanley & Co. International PLC	AUD	1,518,000	USD	982,776	01/07/2026	—	(30,278)
	CHF	215,000	USD	269,316	01/07/2026	—	(2,144)
	CZK	630,000	USD	30,180	01/07/2026	—	(467)
	EUR	314,000	USD	366,341	01/07/2026	—	(2,707)
	GBP	23,000	USD	30,419	01/07/2026	—	(584)
	GBP	2,640,000	USD	3,568,340	02/02/2026	9,878	—
	HUF	9,789,000	USD	29,631	01/07/2026	—	(300)
	JPY	36,200,000	USD	233,518	01/07/2026	2,394	—
	NOK	380,000	USD	37,219	01/07/2026	—	(481)
	NZD	392,000	USD	224,688	01/07/2026	—	(1,015)
	SEK	1,710,000	USD	182,512	01/07/2026	—	(3,245)
	SGD	80,000	USD	61,810	01/07/2026	—	(437)
	USD	385,813	AUD	588,000	01/07/2026	6,596	—
	USD	202,620	CAD	280,000	01/07/2026	1,428	—
	USD	464,455	EUR	397,000	01/07/2026	2,144	—
	USD	143,476	EUR	122,000	02/02/2026	89	—
	USD	3,689,476	GBP	2,730,000	01/07/2026	—	(9,577)
	USD	54,888	JPY	8,500,000	01/07/2026	—	(618)
	USD	66,510	JPY	10,400,000	02/02/2026	44	—
	USD	121,601	MXN	2,230,000	01/07/2026	2,214	—
	USD	74,124	NOK	750,000	01/07/2026	283	—
	USD	37,876	NZD	65,000	01/07/2026	—	(451)
	USD	121,771	SEK	1,130,000	01/07/2026	981	—
	USD	30,528	ZAR	530,000	01/07/2026	1,473	—
	USD	32,476	ZAR	540,000	02/02/2026	69	—
	ZAR	800,000	USD	47,721	01/07/2026	—	(582)
						27,593	(52,886)
Natwest Markets PLC	NZD	349,000	USD	202,328	01/07/2026	1,383	—
Royal Bank of Canada	AUD	130,000	USD	86,899	01/07/2026	142	—
	CAD	25,000	USD	17,802	01/07/2026	—	(416)
	CHF	90,000	USD	114,293	01/07/2026	659	—
	EUR	128,000	USD	149,630	01/07/2026	—	(809)
	GBP	14,000	USD	18,677	01/07/2026	—	(194)
	JPY	165,000,000	USD	1,090,865	01/20/2026	36,161	—
	NOK	370,000	USD	36,551	01/07/2026	—	(157)
	SEK	340,000	USD	37,033	01/07/2026	99	—
	USD	110,088	EUR	94,000	01/07/2026	391	—
	USD	36,056	GBP	27,000	01/07/2026	339	—
	USD	60,931	JPY	9,500,000	01/07/2026	—	(276)
	USD	48,856	MXN	900,000	01/07/2026	1,114	—
	USD	72,845	NOK	740,000	01/07/2026	570	—
	USD	138,558	SEK	1,290,000	01/07/2026	1,576	—
						41,051	(1,852)
Societe Generale	GBP	256,000	USD	340,929	01/07/2026	—	(4,146)
	MXN	660,000	USD	36,507	01/07/2026	—	(137)
	USD	30,507	EUR	26,000	01/07/2026	52	—
						52	(4,283)
Standard Chartered Bank	EUR	26,000	USD	30,363	01/07/2026	—	(195)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	GBP	23,000	USD	30,469	01/07/2026	$ —	$ (534)
	MXN	280,000	USD	15,106	01/07/2026	—	(440)
	USD	15,635	ZAR	270,000	01/07/2026	668	—
						668	(1,169)
State Street Bank & Trust Co.	CAD	50,000	USD	36,235	01/07/2026	—	(202)
	CHF	30,000	USD	38,060	01/07/2026	181	—
	CLP	22,500,000	USD	24,230	01/07/2026	—	(749)
	CNY	5,584,000	USD	789,756	01/07/2026	—	(8,897)
	CNY	5,584,000	USD	799,966	02/02/2026	2,128	—
	EUR	31,000	USD	36,193	01/07/2026	—	(241)
	KRW	187,710,000	USD	127,546	01/07/2026	—	(2,680)
	KRW	686,309,000	USD	474,262	02/02/2026	—	(1,470)
	MXN	1,680,000	USD	91,495	01/07/2026	—	(1,783)
	MXN	8,841,000	USD	491,240	02/03/2026	1,648	—
	NZD	125,000	USD	72,161	01/07/2026	189	—
	USD	45,624	BRL	245,000	01/05/2026	—	(914)
	USD	31,218	EUR	27,000	01/07/2026	515	—
	USD	110,627	JPY	17,200,000	01/07/2026	—	(811)
	USD	109,613	KRW	161,490,000	01/07/2026	2,422	—
	USD	145,863	KRW	211,080,000	02/02/2026	452	—
	USD	182,350	MXN	3,310,000	01/07/2026	1,429	—
						8,964	(17,747)
Toronto Dominion Bank	AUD	413,000	USD	276,545	01/07/2026	925	—
	AUD	1,387,000	USD	928,836	02/02/2026	3,074	—
	CHF	35,000	USD	44,424	02/02/2026	108	—
	EUR	32,000	USD	37,136	01/07/2026	—	(474)
	JPY	26,867,000	USD	172,883	01/07/2026	1,347	—
	SEK	350,000	USD	36,786	01/07/2026	—	(1,234)
	USD	948,396	AUD	1,417,000	01/07/2026	—	(2,745)
	USD	276,575	AUD	413,000	02/02/2026	—	(915)
	USD	86,826	EUR	75,000	01/07/2026	1,322	—
	USD	143,085	GBP	107,000	01/07/2026	1,146	—
						7,922	(5,368)
UBS AG	CHF	25,000	USD	31,464	01/07/2026	—	(101)
	CHF	260,000	USD	328,582	02/02/2026	—	(618)
	CNH	110,000	USD	15,703	01/07/2026	—	(67)
	HUF	5,000,000	USD	15,170	01/07/2026	—	(118)
	JPY	150,500,000	USD	984,683	02/09/2026	20,976	—
	MXN	280,000	USD	15,501	01/07/2026	—	(45)
	NZD	65,000	USD	37,624	01/07/2026	199	—
	SGD	151,000	USD	116,141	01/07/2026	—	(1,348)
	USD	29,963	AUD	45,000	01/07/2026	68	—
	USD	396,795	CHF	315,000	01/07/2026	925	—
	USD	831,185	EUR	713,000	01/07/2026	6,812	—
	USD	190,367	GBP	142,000	01/07/2026	1,041	—
	USD	17,423	NZD	30,000	01/07/2026	—	(150)
	USD	31,382	PLN	115,000	01/07/2026	651	—
						30,672	(2,447)
Wells Fargo & Co.	CAD	1,261,000	USD	924,347	03/11/2026	2,893	—
	USD	30,771	CNH	218,000	01/07/2026	482	—
	USD	83,616	EUR	71,000	02/02/2026	—	(66)
						3,375	(66)
Westpac Banking Corp.	GBP	2,504,000	USD	3,280,283	01/07/2026	—	(94,980)
Unrealized Appreciation (Depreciation)						$239,624	$(584,194)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2025 — (continued)

CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,677,469	$1,768,669	$—	$3,446,138
Agriculture	—	1,776,278	—	1,776,278
Apparel	557,497	1,081,093	—	1,638,590
Auto Manufacturers	981,739	939,772	—	1,921,511
Banks	5,054,420	3,041,791	—	8,096,211
Building Materials	1,043,108	1,255,209	—	2,298,317
Cosmetics/Personal Care	—	1,533,912	—	1,533,912
Distribution/Wholesale	2,344,109	1,262,264	—	3,606,373
Electric	—	1,254,852	—	1,254,852
Home Furnishings	—	1,224,332	—	1,224,332
Insurance	1,850,757	2,983,838	—	4,834,595
Internet	16,503,366	2,793,893	—	19,297,259
Lodging	—	1,337,653	—	1,337,653
Machinery-Construction & Mining	—	966,399	—	966,399
Machinery-Diversified	1,244,863	913,733	—	2,158,596
Mining	—	1,233,109	—	1,233,109
Miscellaneous Manufacturing	—	1,399,687	—	1,399,687
Oil & Gas Services	—	989,416	—	989,416
Pharmaceuticals	5,913,091	1,540,766	—	7,453,857
Real Estate	—	1,132,051	—	1,132,051
Retail	—	928,752	—	928,752
Semiconductors	8,737,764	6,814,811	—	15,552,575
Telecommunications	1,151,346	1,204,886	—	2,356,232
Other Industries	26,728,026	—	—	26,728,026
Corporate Bonds & Notes	—	2,609,115	—	2,609,115
U.S. Government & Agency Obligations	—	25,135,312	—	25,135,312
Foreign Government Obligations	—	24,670,895	—	24,670,895
Unaffiliated Investment Companies	—	3,802,869	—	3,802,869
Short-Term Investments	—	4,178,213	—	4,178,213
Repurchase Agreements	—	1,485,000	—	1,485,000
Total Investments at Value	$73,787,555	$101,258,570	$—	$175,046,125
Other Financial Instruments:†
Futures Contracts	$85,953	$—	$—	$85,953
Forward Foreign Currency Contracts	—	239,624	—	239,624
Total Other Financial Instruments	$85,953	$239,624	$—	$325,577
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$38,132	$—	$—	$38,132
Forward Foreign Currency Contracts	—	584,194	—	584,194
Total Other Financial Instruments	$38,132	$584,194	$—	$622,326
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2025

	SA Goldman Sachs Government and Quality Bond(1)	SA Wellington Capital Appreciation	SA Wellington Strategic Multi-Asset
ASSETS:
Investments at value (unaffiliated)*	$1,534,069,910	$2,447,611,053	$173,561,125
Repurchase agreements (cost approximates value)	—	4,085,000	1,485,000
Cash	21,190,681	1,184	7,039
Foreign cash*	6	22	177,449
Cash collateral on futures contracts	4,479,629	—	—
Cash collateral for Forward sales contracts	1,110,000	—	—
Receivable for variation margin on futures contracts	1,374,294	—	—
Receivable for:
Fund shares sold	5,710,029	5,098,663	—
Dividends and interest	3,825,928	97,953	600,994
Investments sold	133,197,305	—	906,971
Due from investment adviser for expense reimbursements/fee waivers	—	—	87,430
Unrealized appreciation on forward foreign currency contracts	—	—	239,624
Total assets	1,704,957,782	2,456,893,875	177,065,632
LIABILITIES:
Payable for:
Fund shares redeemed	106,897	657,237	1,302,446
Investments purchased	449,913,574	—	21,843
Investment advisory and management fees	530,392	1,483,269	149,543
Service fees—Class 2	1,623	6,734	—
Service fees—Class 3	107,649	346,360	34,652
Transfer agent fees	2,128	2,128	681
Trustees' fees and expenses	7,882	16,507	1,591
Other accrued expenses	131,279	202,426	148,515
Payable for variation margin on futures contracts	—	—	222
Forward sales contracts, at value*	90,769,588	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	584,194
Payable for collateral on Forward sales contracts	1,110,000	—	—
Total liabilities	542,681,012	2,714,661	2,243,687
Commitments and contingent liabilities (Note 5)
Net assets	$1,162,276,770	$2,454,179,214	$174,821,945
NET ASSETS REPRESENTED BY:
Paid in capital	$1,351,339,276	$1,441,469,583	$138,911,238
Total accumulated earnings (loss)	(189,062,506)	1,012,709,631	35,910,707
Net assets	$1,162,276,770	$2,454,179,214	$174,821,945
Class 1 (unlimited shares authorized):
Net assets	$639,467,620	$789,798,199	$12,865,026
Shares of beneficial interest issued and outstanding	48,744,698	15,270,169	1,220,966
Net asset value, offering and redemption price per share	$13.12	$51.72	$10.54
Class 2 (unlimited shares authorized):
Net assets	$12,876,158	$52,139,376	$—
Shares of beneficial interest issued and outstanding	976,375	1,171,790	—
Net asset value, offering and redemption price per share	$13.19	$44.50	$—
Class 3 (unlimited shares authorized):
Net assets	$509,932,992	$1,612,241,639	$161,956,919
Shares of beneficial interest issued and outstanding	38,933,998	40,380,657	15,516,376
Net asset value, offering and redemption price per share	$13.10	$39.93	$10.44
* Cost
Investments (unaffiliated)	$1,557,331,133	$1,677,799,933	$143,640,418
Foreign cash	$6	$22	$177,892
Proceeds from forward sales contracts	$90,758,086	$—	$—

(1)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2025

	SA Goldman Sachs Government and Quality Bond(1)	SA Wellington Capital Appreciation	SA Wellington Strategic Multi-Asset
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$8,859,740	$1,559,226
Interest (unaffiliated)	50,669,028	1,059,193	2,144,139
Total investment income*	50,669,028	9,918,933	3,703,365
EXPENSES:
Investment advisory and management fees	6,259,242	16,569,028	1,691,074
Service Fees:
Class 2	19,716	75,520	—
Class 3	1,278,846	3,860,655	390,990
Transfer agent fees and expenses	9,193	9,247	2,953
Custodian and accounting fees	166,034	251,034	223,808
Reports to shareholders	125,235	130,030	15,014
Audit and tax fees	91,219	61,106	80,691
Legal fees	123,941	40,153	12,164
Trustees' fees and expenses	41,382	85,012	6,153
Interest expense	2,458	17,884	109
License fee	4,768	—	63,083
Other expenses	50,108	63,820	61,064
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	8,172,142	21,163,489	2,547,103
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	(786,233)
Fees paid indirectly (Note 2)	—	(11,025)	(641)
Net expenses	8,172,142	21,152,464	1,760,229
Net investment income (loss)	42,496,886	(11,233,531)	1,943,136
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	3,876,714	297,531,034	14,253,742
Futures contracts	(3,078,114)	—	(105,963)
Forward contracts	—	—	(1,171,137)
Net realized foreign exchange gain (loss) on other assets and liabilities	1	—	100,399
Net realized gain (loss) on investments and foreign currencies	798,601	297,531,034	13,077,041
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	29,599,034	52,855,967	8,159,897
Futures contracts	(273,698)	—	5,230
Forward contracts	—	—	(873,934)
Forward sales contracts	(446,492)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	194	19,190
Net unrealized gain (loss) on investments and foreign currencies	28,878,844	52,856,161	7,310,383
Net realized and unrealized gain (loss) on investments and foreign currencies	29,677,445	350,387,195	20,387,424
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,174,331	$339,153,664	$22,330,560
* Net of foreign withholding taxes on interest and dividends of	$—	$396	$182,643

(1)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA Goldman Sachs Government and Quality Bond (1)		SA Wellington Capital Appreciation		SA Wellington Strategic Multi-Asset
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$42,496,886	$45,210,705	$(11,233,531)	$(11,775,542)	$1,943,136	$1,742,278
Net realized gain (loss) on investments and foreign currencies	798,601	(10,520,589)	297,531,034	343,734,743	13,077,041	11,743,553
Net unrealized gain (loss) on investments and foreign currencies	28,878,844	(22,066,090)	52,856,161	408,938,463	7,310,383	6,417,883
Net increase (decrease) in net assets resulting from operations	72,174,331	12,624,026	339,153,664	740,897,664	22,330,560	19,903,714
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(25,557,800)	(24,643,460)	(3,568,793)	—	(244,725)	(160,608)
Distributable earnings — Class 2	(500,582)	(505,233)	(265,844)	—	—	—
Distributable earnings — Class 3	(19,285,387)	(19,402,397)	(9,130,448)	—	(2,608,727)	(1,639,123)
Total distributions to shareholders	(45,343,769)	(44,551,090)	(12,965,085)	—	(2,853,452)	(1,799,731)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,167,086)	(113,039,469)	(199,688,044)	(294,991,608)	(11,840,953)	(10,680,964)
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,663,476	(144,966,533)	126,500,535	445,906,056	7,636,155	7,423,019
NET ASSETS:
Beginning of period	1,137,613,294	1,282,579,827	2,327,678,679	1,881,772,623	167,185,790	159,762,771
End of period	$1,162,276,770	$1,137,613,294	$2,454,179,214	$2,327,678,679	$174,821,945	$167,185,790

(1)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 3 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), which as of December 31, 2025, was an indirect wholly-owned subsidiary of Corebridge Financial Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.  Corebridge and Venerable Holdings, Inc. (“Venerable”) entered into a definitive agreement pursuant to which Venerable would acquire SAAMCo (the “Transaction”). The Transaction closed on January 1, 2026. Following the completion of the Transaction, SAAMCo became a wholly-owned subsidiary of Venerable.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (collectively, the "Life Companies”), and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”), and are also offered to certain affiliated mutual funds. AGL, USL and VALIC are indirect, wholly-owned subsidiaries of Corebridge.  All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    Effective July 28, 2025, the SA Wellington Government and Quality Bond Portfolio changed its name to SA Goldman Sachs Government and Quality Bond Portfolio.
    The investment goal for each Portfolio is as follows:
    The SA Goldman Sachs Government and Quality Bond Portfolio seeks a high degree of income and total return, consistent with safety of principal and the high credit quality of U.S. Government securities.
    The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.
    The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	38.97%	$855,000
SA Wellington Strategic Multi-Asset Portfolio	14.36	315,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated December 31, 2025, bearing interest at a rate of 3.81% per annum, with a principal amount of $2,194,000, a repurchase price of $2,194,464, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.75%	08/15/2041	$2,440,000	$2,246,192
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	38.50%	$770,000
SA Wellington Strategic Multi-Asset Portfolio	14.00	280,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated December 31, 2025, bearing interest at a rate of 3.82% per annum, with a principal amount of $2,000,000, a repurchase price of $2,000,424, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	03/31/2032	$1,987,000	$2,041,317
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	38.50%	$770,000
SA Wellington Strategic Multi-Asset Portfolio	14.00	280,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    BNP Paribas SA, dated December 31, 2025, bearing interest at a rate of 3.82% per annum, with a principal amount of $2,000,000, a repurchase price of $2,000,424, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.38%	08/15/2042	$2,371,700	$2,045,809
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	38.53%	$845,000
SA Wellington Strategic Multi-Asset Portfolio	13.91	305,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated December 31, 2025, bearing interest at a rate of 3.83% per annum, with a principal amount of $2,193,000, a repurchase price of $2,193,467, and a maturity date of  January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	10/31/2031	$2,200,000	$2,255,590
    As of December 31, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	38.53%	$845,000
SA Wellington Strategic Multi-Asset Portfolio	13.91	305,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated December 31, 2025, bearing interest at a rate of 3.84% per annum, with a principal amount of $2,193,000 a repurchase price of $2,193,468, and a maturity date of January 2, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	03/31/2029	$2,305,000	$2,237,411
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
    Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    Per Topic 280, the Portfolios’ Principal Executive Officer and Principal Financial Officer act as the Portfolios’ CODM and have determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ financial statements.
Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU2023-09 became effective for fiscal years beginning after December 15, 2024. Adoption of the Rule had no material impact on the Portfolios’ financial statements.
    During the period ended December 31, 2025 the Portfolios  did not pay a significant amount of foreign or U.S federal, state or local income taxes and, therefore, did not include any additional disclosures in these financial statements.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of December 31, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2025. For a detailed presentation of derivatives held as of December 31, 2025, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts	Options Purchased	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Swap Contracts	Options Written	Forward Foreign Currency Contracts(3)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$1,570,289	$—	$—	$—	$1,832,854	$—	$—	$—
SA Wellington Strategic Multi-Asset	85,953	—	—	—	38,132	—	—	—
	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	239,624	—	—	—	584,194

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts	Written Options	Purchased Options	Forward Foreign Currency Contracts(2)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$(3,078,114)	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	(105,963)	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	(1,171,137)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(3)	Swap Contracts	Written Options	Purchased Options	Forward Foreign Currency Contracts(4)
Portfolio	Interest Rate Contracts
SA Goldman Sachs Government and Quality Bond	$(273,698)	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	5,230	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	(873,934)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the year ended December 31, 2025.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Goldman Sachs Government and Quality Bond	$339,652,101	$—
SA Wellington Strategic Multi-Asset	16,348,614	97,896,122

(1)	Amounts represent notional amounts in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended December 31, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Goldman Sachs Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of December 31, 2025. The repurchase agreements held by the Portfolios as of December 31, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia & New Zealand Banking Group	$7,261	$—	$—	$7,261	$11,224	$—	$—	$11,224	$(3,963)	$—	$(3,963)
Bank of America, N.A.	6,890	—	—	6,890	2,572	—	—	2,572	4,318	—	4,318
Barclays Bank PLC	7,722	—	—	7,722	16,936	—	—	16,936	(9,214)	—	(9,214)
BNP Paribas SA	18,772	—	—	18,772	41,717	—	—	41,717	(22,945)	—	(22,945)
Citibank, N.A.	4,870	—	—	4,870	8,244	—	—	8,244	(3,374)	—	(3,374)
Credit Agricole SA	1,728	—	—	1,728	475	—	—	475	1,253	—	1,253
Deutsche Bank AG	40,228	—	—	40,228	40,580	—	—	40,580	(352)	—	(352)
Goldman Sachs International	22,052	—	—	22,052	260,514	—	—	260,514	(238,462)	—	(238,462)
HSBC Bank PLC	1,618	—	—	1,618	17,795	—	—	17,795	(16,177)	—	(16,177)
JPMorgan Chase Bank, N.A.	6,803	—	—	6,803	3,339	—	—	3,339	3,464	—	3,464
Morgan Stanley & Co. International PLC	27,593	—	—	27,593	52,886	—	—	52,886	(25,293)	—	(25,293)
Natwest Markets PLC	1,383	—	—	1,383	—	—	—	—	1,383	—	1,383
Royal Bank of Canada	41,051	—	—	41,051	1,852	—	—	1,852	39,199	—	39,199
Societe Generale	52	—	—	52	4,283	—	—	4,283	(4,231)	—	(4,231)
Standard Chartered Bank	668	—	—	668	1,169	—	—	1,169	(501)	—	(501)
State Street Bank & Trust Co.	8,964	—	—	8,964	17,747	—	—	17,747	(8,783)	—	(8,783)
Toronto Dominion Bank	7,922	—	—	7,922	5,368	—	—	5,368	2,554	—	2,554
UBS AG	30,672	—	—	30,672	2,447	—	—	2,447	28,225	—	28,225
Wells Fargo & Co.	3,375	—	—	3,375	66	—	—	66	3,309	—	3,309
Westpac Banking Corp.	—	—	—	—	94,980	—	—	94,980	(94,980)	—	(94,980)
Total	$239,624	$—	$—	$239,624	$584,194	$—	$—	$584,194	$(344,570)	$—	$(344,570)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddles loss deferrals, amortization for premiums/discounts and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Goldman Sachs Government and Quality Bond	$35,984,634	$(200,088,307)	$(23,939,462)	$45,343,769	$—
SA Wellington Capital Appreciation	—	247,970,725	764,738,906	—	12,965,085
SA Wellington Strategic Multi-Asset	1,307,449	6,398,344	29,349,837	2,631,630	221,822

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
	Tax Distributions
	For the year ended December 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Goldman Sachs Government and Quality Bond	$44,551,090	$—
SA Wellington Strategic Multi-Asset	1,799,731	—
    As of December 31, 2025, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Goldman Sachs Government and Quality Bond*	$78,471,300	$121,617,007

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the year ended December 31, 2024. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended December 31, 2025.
Portfolio	Capital Loss Carryforward Utilized
SA Goldman Sachs Government and Quality Bond	$13,636,138
SA Wellington Capital Appreciation	53,300,717
SA Wellington Strategic Multi-Asset	7,349,327
    For the year ended December 31, 2025, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Wellington Capital Appreciation	$11,233,531	$(11,233,531)
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Goldman Sachs Government and Quality Bond	$14,036,198	$(37,975,660)	$(23,939,462)	$1,557,997,870
SA Wellington Capital Appreciation	804,641,275	(39,902,518)	764,738,757	1,686,957,296
SA Wellington Strategic Multi-Asset	34,224,967	(4,878,519)	29,346,448	145,696,780

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Goldman Sachs Government and Quality Bond	Goldman Sachs Asset Management International(1)	0.625% on the first $200 million 0.575% on the next $300 million 0.500% on assets over $500 million	No fee waiver
SA Wellington Capital Appreciation	Wellington Management Company LLP	0.750% on the first $50 million 0.725% on the next $50 million 0.700% on assets over $100 million	No fee waiver
SA Wellington Strategic Multi-Asset	Wellington Management Company LLP	1.00% on the first $200 million 0.875% on the next $300 million 0.800% on assets over $500 million	0.650% on the first $200 million 0.525% on the next $300 million 0.450% on assets over $500 million

(1)	On July 28, 2025, Goldman Sachs Asset Management International was appointed as subadviser replacing Wellington Management Company LLP.
    For the year ended December 31, 2025, advisory fees waived were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$591,876
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2027, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended December 31, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 3
SA Wellington Strategic Multi-Asset	0.81%	1.06%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended December 31, 2025, expenses reimbursed were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$194,357
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At December 31, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	December 31, 2026	December 31, 2027
SA Wellington Strategic Multi-Asset	$129,521	$194,357
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC.  Effective October 1, 2025, VRSCO receives from the Trust and Seasons Series Trust, collectively, an annual fee of $1,000,000, which is allocated to each Portfolio of the Trust and Seasons Series Trust based on shareholder accounts. Prior to that date, the annual fee was $150,000.  Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting.  Accordingly, for the year ended December 31, 2025, transfer agent fees were paid (see Statement of Operations) based on the annual fee at the old rate until September 30, 2025 and at the new rate on and after October 1, 2025.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended December 31, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    On September 29, 2025, the SA Goldman Sachs Government and Quality Bond Portfolio’s delivery of cash collateral was not consistent with the requirements of Section 17(f) of the Investment Company Act of 1940.  The error was corrected on September 30, 2025, and the error resulted in a $50 loss to the Portfolio which was reimbursed by the subadviser.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended December 31, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Goldman Sachs Government and Quality Bond	$284,744,410	$452,469,649	$698,495,835	$1,016,307,796
SA Wellington Capital Appreciation	2,104,700,350	2,385,527,500	—	—
SA Wellington Strategic Multi-Asset	90,023,844	100,953,553	20,644,543	17,063,857
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Goldman Sachs Government and Quality Bond Portfolio				SA Wellington Capital Appreciation Portfolio
	Year Ended 12/31/25		Year Ended 12/31/24		Year Ended 12/31/25		Year Ended 12/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	10,559,091	$138,668,828	426,687	$5,608,841	1,026,657	$41,948,605	1,557,428	$62,227,385
Reinvested dividends	1,964,473	25,557,800	1,889,836	24,643,460	68,289	3,568,793	—	—
Shares redeemed	(10,305,126)	(135,438,373)	(10,561,458)	(139,260,230)	(2,582,479)	(123,275,226)	(2,892,051)	(113,553,047)
Total	2,218,438	$28,788,255	(8,244,935)	$(109,007,929)	(1,487,533)	$(77,757,828)	(1,334,623)	$(51,325,662)
Class 2
Shares sold	36,797	$483,845	137,727	$1,805,181	11,937	$456,820	4,918	$170,801
Reinvested dividends	38,242	500,582	38,538	505,233	5,910	265,844	—	—
Shares redeemed	(143,994)	(1,894,521)	(165,617)	(2,181,178)	(181,857)	(7,273,513)	(297,118)	(10,193,560)
Total	(68,955)	$(910,094)	10,648	$129,236	(164,010)	$(6,550,849)	(292,200)	$(10,022,759)
Class 3
Shares sold	3,401,282	$45,128,197	3,994,193	$52,163,055	2,804,570	$89,603,356	1,548,219	$48,751,668
Reinvested dividends	1,483,491	19,285,387	1,489,056	19,402,397	226,169	9,130,448	—	—
Shares redeemed	(7,199,452)	(94,458,831)	(5,766,305)	(75,726,228)	(5,776,608)	(214,113,171)	(9,042,441)	(282,394,855)
Total	(2,314,679)	$(30,045,247)	(283,056)	$(4,160,776)	(2,745,869)	$(115,379,367)	(7,494,222)	$(233,643,187)
Net increase (decrease)	(165,196)	$(2,167,086)	(8,517,343)	$(113,039,469)	(4,397,412)	$(199,688,044)	(9,121,045)	$(294,991,608)
	SA Wellington Strategic Multi-Asset Portfolio
	Year Ended 12/31/25		Year Ended 12/31/24
	Shares	Amount	Shares	Amount
Class 1
Shares sold	78,000	$793,126	44,521	$376,837
Reinvested dividends	23,806	244,726	17,122	160,608
Shares redeemed	(213,716)	(2,149,482)	(171,919)	(1,548,992)
Total	(111,910)	$(1,111,630)	(110,276)	$(1,011,547)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	SA Wellington Strategic Multi-Asset Portfolio
	Year Ended 12/31/25		Year Ended 12/31/24
	Shares	Amount	Shares	Amount
Class 3
Shares sold	897,877	$8,832,179	827,186	$7,503,415
Reinvested dividends	256,008	2,608,726	176,250	1,639,123
Shares redeemed	(2,268,038)	(22,170,228)	(2,081,316)	(18,811,955)
Total	(1,114,153)	$(10,729,323)	(1,077,880)	$(9,669,417)
Net increase (decrease)	(1,226,063)	$(11,840,953)	(1,188,156)	$(10,680,964)
Note 8 — Transactions with Affiliates
    At December 31, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Goldman Sachs Government and Quality Bond	46.44%	2.59%	0.35%	1.20%	1.80%	1.56%	2.10%	10.73%	33.18%
SA Wellington Capital Appreciation	86.90	4.27	0.47	0.43	0.11	0.18	0.37	1.47	5.59
SA Wellington Strategic Multi-Asset	90.35	7.71	1.16	—	—	—	—	—	—
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended December 31, 2025, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Wellington Capital Appreciation	$—	$22,627,080	$1,869,268
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Wellington Strategic Multi-Asset Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Goldman Sachs Government and Quality Bond Portfolio concentration in such investments, this fund may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

(1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2025, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 12/31/25
SA Goldman Sachs Government and Quality Bond	3	$2,430	$5,475,000	5.38%	$—
SA Wellington Capital Appreciation	4	17,884	28,400,000	5.62	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2025, none of the Portfolios participated in this program.

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Goldman Sachs Government and Quality Bond Portfolio — Class 1(3)
12/31/21	$16.13	$0.15	$(0.45)	$(0.30)	$(0.26)	$(0.26)	$(0.52)	$15.31	(1.86)%	$1,041,985	0.56%	0.56%	0.99%	65%
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56	0.56	1.74	91
12/31/23	12.85	0.45	0.18	0.63	(0.29)	—	(0.29)	13.19	5.07	722,171	0.58	0.58	3.41	107
12/31/24	13.19	0.50	(0.35)	0.15	(0.52)	—	(0.52)	12.82	1.08	596,340	0.57	0.57	3.83	90(4)
12/31/25	12.82	0.50	0.34	0.84	(0.54)	—	(0.54)	13.12	6.57	639,468	0.59	0.59	3.78	75(4)
SA Goldman Sachs Government and Quality Bond Portfolio — Class 2(3)
12/31/21	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71	0.71	0.84	65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71	0.71	1.59	91
12/31/23	12.90	0.43	0.19	0.62	(0.27)	—	(0.27)	13.25	4.93	13,707	0.73	0.73	3.27	107
12/31/24	13.25	0.49	(0.36)	0.13	(0.50)	—	(0.50)	12.88	0.92	13,465	0.72	0.72	3.68	90(4)
12/31/25	12.88	0.48	0.35	0.83	(0.52)	—	(0.52)	13.19	6.45	12,876	0.74	0.74	3.65	75(4)
SA Goldman Sachs Government and Quality Bond Portfolio — Class 3(3)
12/31/21	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81	0.81	0.74	65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81	0.81	1.48	91
12/31/23	12.82	0.41	0.18	0.59	(0.25)	—	(0.25)	13.16	4.78	546,702	0.83	0.83	3.17	107
12/31/24	13.16	0.47	(0.34)	0.13	(0.49)	—	(0.49)	12.80	0.90	527,808	0.82	0.82	3.58	90(4)
12/31/25	12.80	0.46	0.34	0.80	(0.50)	—	(0.50)	13.10	6.31	509,933	0.84	0.84	3.54	75(4)
SA Wellington Capital Appreciation Portfolio — Class 1
12/31/21	64.80	(0.34)	4.29	3.95(5)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73	0.73	(0.53)	110(6)
12/31/22	53.33	(0.13)	(19.79)	(19.92)	—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73	0.73	(0.37)	97
12/31/23	22.90	(0.11)	9.20	9.09	—	—	—	31.99	39.69	578,820	0.74	0.74	(0.39)	95
12/31/24	31.99	(0.15)	13.51	13.36	—	—	—	45.35	41.76	759,983	0.72	0.72	(0.38)	114
12/31/25	45.35	(0.15)	6.74	6.59	—	(0.22)	(0.22)	51.72	14.53	789,798	0.73	0.73	(0.31)	89
SA Wellington Capital Appreciation Portfolio — Class 2
12/31/21	60.34	(0.40)	4.02	3.62(5)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88	0.88	(0.68)	110(6)
12/31/22	48.54	(0.16)	(18.06)	(18.22)	—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88	0.88	(0.52)	97
12/31/23	19.81	(0.13)	7.94	7.81	—	—	—	27.62	39.42	44,973	0.89	0.89	(0.54)	95
12/31/24	27.62	(0.18)	11.66	11.48	—	—	—	39.10	41.56	52,231	0.87	0.87	(0.53)	114
12/31/25	39.10	(0.19)	5.81	5.62	—	(0.22)	(0.22)	44.50	14.38	52,139	0.88	0.88	(0.46)	89
SA Wellington Capital Appreciation Portfolio — Class 3
12/31/21	57.50	(0.43)	3.83	3.40(5)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98	0.98	(0.79)	110(6)
12/31/22	45.48	(0.17)	(16.96)	(17.13)	—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98	0.98	(0.60)	97
12/31/23	17.84	(0.14)	7.15	7.01	—	—	—	24.85	39.29	1,257,980	0.99	0.99	(0.64)	95
12/31/24	24.85	(0.19)	10.48	10.29	—	—	—	35.14	41.41	1,515,465	0.97	0.97	(0.63)	114
12/31/25	35.14	(0.20)	5.21	5.01	—	(0.22)	(0.22)	39.93	14.26	1,612,242	0.98	0.98	(0.56)	89

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to July 28, 2025, the Portfolio was known as SA Wellington Government and Quality Bond Portfolio.
(4)	Excludes TBA transactions. Beginning with the period ended December 31, 2024, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	12/21	12/22	12/23	12/24	12/25
SA Goldman Sachs Government and Quality Bond Portfolio	N/A	N/A	N/A	166%	500%
(5)	Includes the effect of a merger.
(6)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Strategic Multi-Asset Portfolio — Class 1
12/31/21	$9.79	$(0.00)	$0.74	$0.74	$(0.03)	$(0.37)	$(0.40)	$10.13	7.65%	$16,357	1.18%	0.86%	(0.01)%	85%
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	1.19	0.86	0.54	81
12/31/23	7.42	0.08	1.03	1.11	(0.12)	—	(0.12)	8.41	15.12	12,136	1.19	0.85	1.01	63
12/31/24	8.41	0.12	0.98	1.10	(0.12)	—	(0.12)	9.39	13.05	12,511	1.24	0.81	1.27	48
12/31/25	9.39	0.14	1.20	1.34	(0.18)	(0.01)	(0.19)	10.54	14.33	12,865	1.27	0.81	1.38	69
SA Wellington Strategic Multi-Asset Portfolio — Class 3
12/31/21	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.43	1.11	(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.45	1.11	0.29	81
12/31/23	7.36	0.06	1.02	1.08	(0.10)	—	(0.10)	8.34	14.84	147,627	1.44	1.10	0.76	63
12/31/24	8.34	0.09	0.97	1.06	(0.10)	—	(0.10)	9.30	12.67	154,675	1.49	1.06	1.03	48
12/31/25	9.30	0.11	1.19	1.30	(0.15)	(0.01)	(0.16)	10.44	14.09	161,957	1.53	1.06	1.13	69

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SunAmerica Series Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA Goldman Sachs Government and Quality Bond Portfolio, SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio
Opinions on the Financial Statements
    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Goldman Sachs Government and Quality Bond Portfolio, SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio (three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
    These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
    We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
    Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
February 23, 2026
We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SunAmerica Series Trust
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding  SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2025.
    During the year ended December 31, 2025, the Portfolio paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Portfolio	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA Goldman Sachs Government and Quality Bond Portfolio	$—	$—	$—	—%
SA Wellington Capital Appreciation Portfolio	12,965,085	—	—	—
SA Wellington Strategic Multi-Asset Portfolio	221,822	—	—	18.31

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
    Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies.
    On December 8, 2025, a joint special meeting of shareholders (the “Special Meeting”) of each of the Portfolios of the Trust was held to consider the proposal listed below. The proposal was approved on behalf of each respective Portfolio and the results of the Special Meeting were as follows:
    With respect to each Portfolio of the Trust, to approve a new investment advisory and management agreement between SunAmerica and such Trust, on behalf of such Portfolio, each to take effect upon the Change of Control Event resulting from the Transaction. The material terms of the proposed investment advisory and management agreements are identical to the material terms of the current investment advisory and management agreements (With respect to each Portfolio, to be voted on by shareholders of the Portfolio, voting separately):
Name of Portfolio	FOR	AGAINST	ABSTAIN
SA Goldman Sachs Government and Quality Bond Portfolio	82,282,150.218	585,953.881	2,816,068.469
SA Wellington Capital Appreciation Portfolio	54,717,654.916	1,143,187.052	2,683,137.778
SA Wellington Strategic Multi-Asset Portfolio	15,682,081.650	389,490.353	583,991.490

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on September 18, 2025, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including the Trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Investment Advisory and Management Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the SA Wellington Capital Appreciation Portfolio, SA Goldman Sachs Government and Quality Bond Portfolio (previously, SA Wellington Government and Quality Bond Portfolio) and SA Wellington Strategic Multi-Asset Portfolio (each, a “Portfolio” and collectively, the “Portfolios), and the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP (“Wellington” or the “Subadviser”) with respect to the Portfolios.  The Board was not asked to consider the continuation of the subadvisory agreement between SunAmerica and Goldman Sachs Asset Management L.P. (“GSAM”) with respect to the SA Goldman Sachs Government and Quality Bond Portfolio because that agreement was in its initial two-year term and was not up for renewal at the Meeting.  The Advisory Agreement and Subadvisory Agreement are referred to together herein as the “Advisory Contracts.”
(1)	In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:
(2)	the requirements of the Trust in the areas of investment supervisory and administrative services;
(3)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of Wellington;
(4)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Wellington and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;
(5)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(6)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(7)	the organizational capability, resources, personnel and financial condition of the Adviser and Wellington and their affiliates; and
(8)	the fees paid by the Adviser to Wellington for managing the Portfolios.
    In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and Wellington.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding each Portfolio’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered the expenses and performance of SunAmerica and Wellington with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.
    Nature, Extent and Quality of Services.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and Wellington.  In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of the Portfolios’ assets allocated to Wellington, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing subadvisers and ensuring that Wellington’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
    The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent.  The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by the Portfolios and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any of the Trust’s portfolios) and such executive and other personnel as may be necessary for the operations of the Portfolios.  The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.
    In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.  The Board also considered the compensation program for SunAmerica’s investment professionals.
    With respect to the Subadviser, the Board noted that Wellington is responsible for providing investment management services on a day-to-day basis.  In such role, Wellington (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  The Board reviewed Wellington’s history, structure and size, and investment experience.  The Board considered Wellington’s personnel who are

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, Wellington has the size, viability and resources to attract and retain highly qualified investment professionals.
    The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and Wellington’s staff who are responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.
    The Board considered SunAmerica’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services.  The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.  The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients.  The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Trust’s portfolios as set forth in the Trust’s registration statement.
    The Board also reviewed and considered SunAmerica’s and Wellington’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and Wellington’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or Wellington’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and Wellington and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio.  Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and Wellington, respectively.
    To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management.  The Board also considered advisory fees received by the Adviser and Wellington with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.  Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.  Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.
    The Trustees noted that the expense information as a whole was useful in assessing whether SunAmerica and Wellington were providing services at a cost that was competitive with other similar funds.  The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2024 from Broadridge and performance information as of June 30, 2024 from management.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and Wellington’s performance within the Portfolio.  The Board considered that management makes particular note of any of the Trust’s portfolios that may require closer monitoring or potential corrective action by the Board.
    As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations.  It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.
•	SA Wellington Capital Appreciation Portfolio. The Board noted that both actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.
The Board considered that the Portfolio performed above its benchmark index for the three-year period and below that index for the one-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and ten-year periods and below the medians for the one- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Goldman Sachs Government and Quality Bond Portfolio. The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the ten-year period and below the medians for the one-, three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that GSAM replaced Wellington as Subadviser to the Portfolio effective July 28, 2025, and that therefore performance before that time is not reflective of GSAM’s track record.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

•	SA Wellington Strategic Multi-Asset Portfolio. The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 35 basis points at each applicable breakpoint.
The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other similar funds.
    Cost of Services & Benefits Derived.
    With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Portfolios were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Portfolios did not impact the reasonableness of the advisory fee.  The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.
    In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant.  It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations.  In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by the Portfolios.  The Board considered that the Life Companies receive financial support from SunAmerica for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives.  It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or Wellington.  In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.
    Profitability and Economies of Scale.
    The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s portfolios.  The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies.  The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.  In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.
    It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to Wellington.  Such factors include a review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to Wellington in connection with its relationship with the Portfolios is therefore not a material factor in its consideration of the Subadvisory Agreement.
    The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale.  It was noted that the advisory fees of the Portfolios contain breakpoints that will reduce the fees paid by each Portfolio as its assets increase.  It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolios experiencing lower expenses than they otherwise would achieve if the Trust were a stand-alone entity.  The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.  The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.
    The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to Wellington’s profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Wellington’s management of the Portfolios are not a material factor in its consideration at this time.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    Terms of Advisory Contracts.
    The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and Wellington as discussed above.  The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.  The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates Wellington out of the fees it receives from the Trust.  The Board noted that the Subadvisory Agreement provides that Wellington will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.  The Board also considered other terms and conditions of the Advisory Contracts.
    Conclusions.
    In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and Wellington each possesses the capability and resources to perform the duties required of it under its respective Advisory Contract.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that:  (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(02/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EX-99.CODE ETH)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: March 4, 2026

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: March 4, 2026